GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

June 30, 2003

(Unaudited)

GE CAPITAL LIFE SEPARATE ACCOUNT II

June 30, 2003

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
Assets
Investments at market value (see cost below; note 2a):	$2,734	27,332	4,172	140,402	604,064	888,887	747,567	615,346
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—	—
Receivable for units sold	—	1	—	218	349	551	—	—

Total assets	2,734	27,333	4,172	140,620	604,413	889,438	747,567	615,346

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	4	2	21	78	136	246	209
Payable for units withdrawn	1	—	2	1	5	26	251	1,230

Total liabilities	2	4	4	22	83	162	497	1,439

Net assets attributable to variable deferred annuity contract owners	$2,732	27,329	4,168	140,598	604,330	889,276	747,070	613,907

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—	91,329	100,972

Net asset value per unit: Type I	$—	—	—	—	—	—	8.18	6.08

Outstanding units (note 2b, 4a, and 5): Type II	253	—	151	10,819	67,134	76,336	—	—

Net asset value per unit: Type II	$10.79	—	10.67	7.35	6.73	6.83	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,006	751	20,897	—	—

Net asset value per unit: Type III	$—	—	—	7.32	6.70	6.80	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	2,369	240	6,575	16,240	23,764	—	—

Net asset value per unit: Type IV	$—	11.03	10.66	8.17	7.79	7.68	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	109	—	—	2,699	5,651	—	—

Net asset value per unit: Type V	$—	11.02	—	—	7.77	7.66	—	—

Investments in securities, at cost	$2,494	32,893	3,988	148,722	568,983	996,782	1,272,314	1,068,133

Shares outstanding	301	3,037	717	7,672	46,936	49,631	25,984	43,673

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
Assets
Investments at market value (see cost below; note 2a):	$2,677,474	574,105	101,092	5,320	44	—	2,725	272,385
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—	—
Receivable for units sold	3,314	7,082	235	—	66	—	—	—

Total assets	2,680,788	581,187	101,327	5,320	110	—	2,725	272,385

Liabilities
Accrued expenses payable to affiliate (note 4c)	408	81	16	2	—	—	1	37
Payable for units withdrawn	50	473	2	2	—	—	1	37

Total liabilities	458	554	18	4	—	—	2	74

Net assets attributable to variable deferred annuity contract owners	$2,680,330	580,633	101,309	5,316	110	—	2,723	272,311

Outstanding units (note 2b, 4a, and 5): Type I	438	—	—	—	—	—	—	—

Net asset value per unit: Type I	$10.81	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	118,445	54,465	2,614	215	—	—	—	255

Net asset value per unit: Type II	$8.15	6.57	7.31	10.87	—	—	—	10.80

Outstanding units (note 2b, 4a, and 5): Type III	59,472	7,196	1,529	—	—	—	—	—

Net asset value per unit: Type III	$8.11	6.54	7.28	10.87	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	106,206	17,177	9,008	259	10	—	256	24,982

Net asset value per unit: Type IV	$8.65	7.76	7.89	10.87	10.93	—	10.66	10.79

Outstanding units (note 2b, 4a, and 5): Type V	35,837	5,483	—	15	—	—	—	—

Net asset value per unit: Type V	$8.63	7.74	—	10.87	—	—	—	—

Investments in securities, at cost	$2,697,735	602,149	111,444	5,278	43	—	2,489	237,183

Shares outstanding	141,966	30,264	12,716	453	8	—	332	41,208

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
Assets
Investments at market value (see cost below; note 2a):	$10,392	156,902	4,250	82,328	4,632	30,085	42,520
Dividend receivable	—	—	2	—	10	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—
Receivable for units sold	—	372	—	263	162	—	—

Total assets	10,392	157,274	4,252	82,591	4,804	30,085	42,520

Liabilities
Accrued expenses payable to affiliate (note 4c)	2	25	3	12	11	5	6
Payable for units withdrawn	2	12	1	1	1	5	6

Total liabilities	4	37	4	13	12	10	12

Net assets attributable to variable deferred annuity contract owners	$10,388	157,237	4,248	82,578	4,792	30,075	42,508

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	772	7,226	401	10,627	401	653	183

Net asset value per unit: Type II	$10.82	11.07	9.95	6.61	10.03	10.08	12.46

Outstanding units (note 2b, 4a, and 5): Type III	—	134	—	518	—	—	—

Net asset value per unit: Type III	$—	11.02	—	6.58	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	188	6,118	26	1,153	77	2,333	2,428

Net asset value per unit: Type IV	$10.81	10.31	9.94	7.74	10.02	10.07	12.45

Outstanding units (note 2b, 4a, and 5): Type V	—	1,233	—	—	—	—	805

Net asset value per unit: Type V	$—	10.29	—	—	—	—	12.43

Investments in securities, at cost	$9,438	143,495	8,233	83,367	8,598	33,683	52,200

Shares outstanding	772	14,515	4,250	3,950	462	2,950	4,330

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$589,700	404,052	409,909	738,688	82,331	22,444
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—
Receivable for units sold	—	—	—	431	5	13

Total assets	589,700	404,052	409,909	739,119	82,336	22,457

Liabilities
Accrued expenses payable to affiliate (note 4c)	146	105	115	109	12	3
Payable for units withdrawn	254	47	47	136	5	2

Total liabilities	400	152	162	245	17	5

Net assets attributable to variable deferred annuity contract owners	$589,300	403,900	409,747	738,874	82,319	22,452

Outstanding units (note 2b, 4a, and 5): Type I	65,116	59,485	41,683	—	—	—

Net asset value per unit: Type I	$9.05	6.79	9.83	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	46,783	2,830	1,327

Net asset value per unit: Type II	$—	—	—	10.74	7.31	11.28

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	3,555	1,210	—

Net asset value per unit: Type III	$—	—	—	10.70	7.28	11.28

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	15,987	5,385	664

Net asset value per unit: Type IV	$—	—	—	10.98	9.09	11.28

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	2,087	427	—

Net asset value per unit: Type V	$—	—	—	10.95	9.06	—

Investments in securities, at cost	$691,398	646,977	445,272	722,177	72,667	22,748

Shares outstanding	35,718	53,025	55,393	99,958	15,534	2,340

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$1,908,634	2,012,579	1,453,680	637,854	549,455	364,723	2,423,744	1,183,394
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—	—
Receivable for units sold	—	9,573	—	1,309	—	—	—	3,331

Total assets	1,908,634	2,022,152	1,453,680	639,163	549,455	364,723	2,423,744	1,186,725

Liabilities
Accrued expenses payable to affiliate (note 4c)	226	280	173	90	149	104	285	162
Payable for units withdrawn	3,964	2,043	3,100	129	5,870	42	261	6

Total liabilities	4,190	2,323	3,273	219	6,019	146	546	168

Net assets attributable to variable deferred annuity contract owners	$1,904,444	2,019,829	1,450,407	638,944	543,436	364,577	2,423,198	1,186,557

Outstanding units (note 2b, 4a, and 5): Type I	199,418	—	173,286	—	75,688	36,312	236,179	—

Net asset value per unit: Type I	$9.55	—	8.37	—	7.18	10.04	10.26	—

Outstanding units (note 2b, 4a, and 5): Type II	—	147,047	—	37,961	—	—	—	41,913

Net asset value per unit: Type II	$—	8.28	—	6.87	—	—	—	9.14

Outstanding units (note 2b, 4a, and 5): Type III	—	10,945	—	12,600	—	—	—	3,154

Net asset value per unit: Type III	$—	8.24	—	6.84	—	—	—	9.10

Outstanding units (note 2b, 4a, and 5): Type IV	—	49,561	—	36,053	—	—	—	79,462

Net asset value per unit: Type IV	$—	8.61	—	7.65	—	—	—	9.54

Outstanding units (note 2b, 4a, and 5): Type V	—	33,220	—	2,118	—	—	—	1,757

Net asset value per unit: Type V	$—	8.59	—	7.63	—	—	—	9.51

Investments in securities, at cost	$2,154,793	1,974,479	2,348,365	658,311	775,110	402,644	2,950,330	1,149,407

Shares outstanding	96,934	103,103	54,835	24,290	45,788	27,017	122,846	60,439

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$—	1,061,721	591,729	624,930	1,489,315
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—
Receivable for units sold	—	—	53	—	4,197

Total assets	—	1,061,721	591,782	624,930	1,493,512

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	258	86	185	211
Payable for units withdrawn	—	275	49	180	1,402

Total liabilities	—	533	135	365	1,613

Net assets attributable to variable deferred annuity contract owners	$—	1,061,188	591,647	624,565	1,491,899

Outstanding units (note 2b, 4a, and 5): Type I	—	115,472	—	92,803	163

Net asset value per unit: Type I	$—	9.19	—	6.73	11.04

Outstanding units (note 2b, 4a, and 5): Type II	—	—	24,491	—	44,074

Net asset value per unit: Type II	$—	—	8.67	—	9.77

Outstanding units (note 2b, 4a, and 5): Type III	—	—	9,938	—	18,212

Net asset value per unit: Type III	$—	—	8.63	—	9.73

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	21,899	—	57,739

Net asset value per unit: Type IV	$—	—	9.08	—	9.47

Outstanding units (note 2b, 4a, and 5): Type V	—	—	10,465	—	35,542

Net asset value per unit: Type V	$—	—	9.05	—	9.44

Investments in securities, at cost	$—	1,204,290	584,519	893,773	1,450,946

Shares outstanding	—	88,110	49,683	47,668	78,967

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at market value (see cost below; note 2a):	$12,597	15,178	14,535	6,248
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—
Receivable for units sold	26	—	—	—

Total assets	12,623	15,178	14,535	6,248

Liabilities
Accrued expenses payable to affiliate (note 4c)	3	2	3	3
Payable for units withdrawn	2	2	3	3

Total liabilities	5	4	6	6

Net assets attributable to variable deferred annuity contract owners	$12,618	15,174	14,529	6,242

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	684	—	—	421

Net asset value per unit: Type II	$10.99	—	—	11.16

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	465	1,419	1,423	138

Net asset value per unit: Type IV	$10.98	10.69	10.21	11.15

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Investments in securities, at cost	$15,744	13,930	19,023	9,666

Shares outstanding	1,026	1,159	1,459	397

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (see cost below; note 2a):	$358,298	2,053,881	217,003	2,750,876	5,538,078	2,079,718	485,353	13,541,031	2,392,239	770,371	3,145,568	820,308
Dividend receivable	—	—	—	—	3,714	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	1	—	—	—	—	—	—
Receivable for units sold	1,688	20,258	—	1,839	7,162	1,101	338	18,344	7,099	35	147	586

Total assets	359,986	2,074,139	217,003	2,752,715	5,548,954	2,080,820	485,691	13,559,375	2,399,338	770,406	3,145,715	820,894

Liabilities
Accrued expenses payable to affiliate (note 4c)	58	329	51	450	4,403	343	75	1,746	323	166	561	114
Payable for units withdrawn	—	24	25	425	50,156	1,455	452	6,266	348	169	1,525	286

Total liabilities	58	353	76	875	54,559	1,798	527	8,012	671	335	2,086	400

Net assets attributable to variable deferred annuity contract owners	$359,928	2,073,786	216,927	2,751,840	5,494,395	2,079,022	485,164	13,551,363	2,398,667	770,071	3,143,629	820,494

Outstanding units (note 2b, 4a, and 5): Type I	32,165	118,242	32,137	86,339	273,937	213,100	32,823	776,573	1,606	68,913	252,885	—

Net asset value per unit: Type I	$11.19	12.94	6.75	11.25	11.27	7.65	14.55	8.34	10.79	11.17	9.65	—

Outstanding units (note 2b, 4a, and 5): Type II	—	17,621	—	129,752	709,073	36,957	1	692,841	177,015	—	66,296	38,513

Net asset value per unit: Type II	$—	10.97	—	9.06	1.01	8.13	10.83	7.77	9.38	10.49	8.03	8.10

Outstanding units (note 2b, 4a, and 5): Type III	—	118	—	9,669	87,079	1,796	—	28,464	8,883	—	4,223	7,319

Net asset value per unit: Type III	$—	10.95	—	9.02	1.00	8.09	10.82	7.74	9.34	10.49	8.00	8.06

Outstanding units (note 2b, 4a, and 5): Type IV	—	29,367	—	36,718	925,886	13,391	61	99,102	58,864	30	14,561	43,269

Net asset value per unit: Type IV	$—	10.95	—	8.95	0.99	8.51	10.82	8.34	8.64	10.49	8.50	8.56

Outstanding units (note 2b, 4a, and 5): Type V	—	2,523	—	21,202	694,197	2,340	640	77,469	15,011	—	1,580	9,270

Net asset value per unit: Type V	$—	10.93	—	8.92	0.99	8.49	10.82	8.32	8.62	10.48	8.47	8.54

Investments in securities, at cost	$321,646	1,959,508	213,986	2,796,453	5,534,364	2,412,279	470,554	15,489,391	2,479,215	825,514	3,649,971	801,659

Shares outstanding	31,485	153,046	31,587	183,882	5,538,078	33,652	31,253	750,196	224,835	55,462	111,072	101,775

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$330,936	1,435,856	—	5,136,757	4,041,435	3,286,907	267,204	408,226	139,804	91,949	1,967,269	301,656
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	1	—	2	—	—	—	148	—	—
Receivable for units sold	—	—	—	—	27,152	—	2	—	—	—	—	153

Total assets	330,936	1,435,856	—	5,136,758	4,068,587	3,286,909	267,206	408,226	139,804	92,097	1,967,269	301,809

Liabilities
Accrued expenses payable to affiliate (note 4c)	76	328	—	597	556	383	38	71	21	163	233	43
Payable for units withdrawn	38	930	—	897	1,253	653	32	83	19	13	460	46

Total liabilities	114	1,258	—	1,494	1,809	1,036	70	154	40	176	693	89

Net assets attributable to variable deferred annuity contract owners	$330,822	1,434,598	—	5,135,264	4,066,778	3,285,873	267,136	408,072	139,764	91,921	1,966,576	301,720

Outstanding units (note 2b, 4a, and 5): Type I	42,251	105,640	—	416,485	—	311,162	—	31,294	—	—	247,057	—

Net asset value per unit: Type I	$7.83	13.58	—	12.33	—	10.56	—	13.04	—	—	7.96	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—	133,890	—	16,518	—	4,038	4,114	—	26,694

Net asset value per unit: Type II	$—	—	—	—	9.41	—	7.66	—	7.89	5.42	—	6.49

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	34,609	—	12,234	—	8,379	332	—	6,886

Net asset value per unit: Type III	$—	—	—	—	9.37	—	7.63	—	7.85	5.40	—	6.46

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	—	133,098	—	2,359	—	2,487	4,798	—	9,296

Net asset value per unit: Type IV	$—	—	—	—	9.57	—	9.08	—	8.45	6.99	—	7.84

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	126,713	—	2,852	—	2,505	4,920	—	1,421

Net asset value per unit: Type V	$—	—	—	—	9.54	—	9.06	—	8.43	6.97	—	7.82

Investments in securities, at cost	$377,159	1,310,405	—	5,875,413	3,981,912	4,968,021	266,705	386,133	141,143	87,570	3,479,029	312,886

Shares outstanding	37,564	124,749	—	237,593	180,260	174,650	14,289	32,118	22,807	32,263	120,543	18,667

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
Assets
Investments at market value (see cost below; note 2a):	$1,095,310	198,024	2,625,320	238,288	1,864,029	661,100	29,746	—	364,824	22,564	8,159
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	1	—	—	21	—	12	19	—	—	27
Receivable for units sold	—	7,375	—	92	—	1,379	591	—	309	8	—

Total assets	1,095,310	205,400	2,625,320	238,380	1,864,050	662,479	30,349	19	365,133	22,572	8,186

Liabilities
Accrued expenses payable to affiliate (note 4c)	132	27	304	33	242	94	17	19	49	4	29
Payable for units withdrawn	330	15	578	11	169	15	—	—	243	2	134

Total liabilities	462	42	882	44	411	109	17	19	292	6	163

Net assets attributable to variable deferred annuity contract owners	$1,094,848	205,358	2,624,438	238,336	1,863,639	662,370	30,332	—	364,841	22,566	8,023

Outstanding units (note 2b, 4a, and 5): Type I	134,502	—	310,952	—	234,420	—	—	—	—	—	—

Net asset value per unit: Type I	$8.14	—	8.44	—	7.95	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	16,881	—	24,854	—	34,473	506	—	1,184	636	—

Net asset value per unit: Type II	$—	6.61	—	6.42	—	6.61	10.53	—	11.29	10.58	—

Outstanding units (note 2b, 4a, and 5): Type III	—	733	—	1,987	—	9,393	—	—	—	—	—

Net asset value per unit: Type III	$—	6.58	—	6.40	—	6.58	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	9,221	—	6,286	—	42,498	2,377	—	31,156	1,500	736

Net asset value per unit: Type IV	$—	7.74	—	8.92	—	7.75	10.52	—	11.27	10.56	10.90

Outstanding units (note 2b, 4a, and 5): Type V	—	2,277	—	1,123	—	5,607	—	—	31	—	—

Net asset value per unit: Type V	$—	7.72	—	8.89	—	7.73	—	—	11.25	—	—

Investments in securities, at cost	$2,023,317	207,435	6,699,458	229,657	3,404,775	699,699	30,049	—	322,436	20,856	7,908

Shares outstanding	60,017	10,929	142,603	13,143	83,739	29,820	2,403	—	19,583	1,969	746

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (see cost below; note 2a):	$917,621	724,851	338,763	86	12,662	458,260	25,891	11,989
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—	—
Receivable for units sold	1,322	1,552	301	—	—	922	—	—

Total assets	918,943	726,403	339,064	86	12,662	459,182	25,891	11,989

Liabilities
Accrued expenses payable to affiliate (note 4c)	132	104	45	—	3	63	4	2
Payable for units withdrawn	46	6	360	—	3	43	4	2

Total liabilities	178	110	405	—	6	106	8	4

Net assets attributable to variable deferred annuity contract owners	$918,765	726,293	338,659	86	12,656	459,076	25,883	11,985

Outstanding units (note 2b, 4a, and 5): Type I	—	—	253	—	—	—	—	—

Net asset value per unit: Type I	$—	—	10.83	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	49,660	33,830	21,781	—	1,068	46,460	825	—

Net asset value per unit: Type II	$6.93	7.55	7.29	—	10.67	7.22	10.82	—

Outstanding units (note 2b, 4a, and 5): Type III	5,344	5,562	3,301	—	—	7,703	1,567	1,101

Net asset value per unit: Type III	$6.90	7.52	7.26	—	—	7.19	10.82	10.89

Outstanding units (note 2b, 4a, and 5): Type IV	28,766	41,866	19,882	8	118	5,119	—	—

Net asset value per unit: Type IV	$8.11	8.31	7.64	10.91	10.66	9.58	—	—

Outstanding units (note 2b, 4a, and 5): Type V	37,680	9,800	167	—	—	2,009	—	—

Net asset value per unit: Type V	$8.08	8.28	7.61	—	—	9.56	—	—

Investments in securities, at cost	$903,046	772,179	323,901	87	11,878	424,144	26,000	12,000

Shares outstanding	116,302	49,921	28,979	8	705	32,363	2,023	1,095

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at market value (see cost below; note 2a):	$788,865	17,971	2,363,979	1,110,157	62,963	994,348	867,708	4,152,284	245,180	948,753
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	15	2,791	291	15,419	68	—

Total assets	788,865	17,971	2,363,979	1,110,157	62,978	997,139	867,999	4,167,703	245,248	948,753

Liabilities
Accrued expenses payable to affiliate (note 4c)	96	3	278	291	8	140	227	601	34	188
Payable for units withdrawn	223	3	257	465	5	6	—	28	1	164

Total liabilities	319	6	535	756	13	146	227	629	35	352

Net assets attributable to variable deferred annuity contract owners	$788,546	17,965	2,363,444	1,109,401	62,965	996,993	867,772	4,167,074	245,213	948,401

Outstanding units (note 2b, 4a, and 5): Type I	92,770	—	191,063	111,162	—	—	85,495	—	—	83,781

Net asset value per unit: Type I	$8.50	—	12.37	9.98	—	—	10.15	—	—	11.32

Outstanding units (note 2b, 4a, and 5): Type II	—	915	—	—	2,384	31,993	—	135,696	719	—

Net asset value per unit: Type II		$10.96	—	—	11.04	7.97	—	8.04	10.87	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	—	5,078	—	25,338	919	—

Net asset value per unit: Type III	$—	—	—	—	—	7.94	—	8.01	10.85	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	709	—	—	3,323	64,041	—	202,878	20,841	—

Net asset value per unit: Type IV	$—	10.95	—	—	11.03	8.29	—	8.56	10.86	—

Outstanding units (note 2b, 4a, and 5): Type V	—	15	—	—	—	20,652	—	133,234	101	—

Net asset value per unit: Type V	$—	10.95	—	—	—	8.27	—	8.53	10.84	—

Investments in securities, at cost	$1,728,478	27,894	2,329,649	1,553,064	59,195	954,713	924,017	4,130,295	205,235	1,029,931

Shares outstanding	23,732	543	210,131	37,279	2,124	50,992	108,872	249,536	22,723	66,861

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at market value (see cost below; note 2a)	$327,707	617,192	169,756	1,335,528	5,387,335	9,475,991
Dividend receivable	—	—	314	6,822	13,075	19,426
Receivable from affiliate (note 4f)	—	—	—	—	—	—
Receivable for units sold	12	—	57	1,145	7,117	33,392

Total assets	327,719	617,192	170,127	1,343,495	5,407,527	9,528,809

Liabilities
Accrued expenses payable to affiliate (note 4c)	129	155	339	7,017	13,852	20,728
Payable for units withdrawn	—	72	19	498	174	186

Total liabilities	129	227	358	7,515	14,026	20,914

Net assets attributable to variable deferred annuity contract owners	$327,590	616,965	169,769	1,335,980	5,393,501	9,507,895

Outstanding units (note 2b, 4a, and 5): Type I	44,999	65,218	—	—	—	—

Net asset value per unit: Type I	$7.28	9.46	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	2,496	43,526	159,469	318,619

Net asset value per unit: Type II	$—	—	11.33	11.15	13.05	11.78

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,554	12,572	22,645	65,692

Net asset value per unit: Type III	$—	—	11.28	11.10	12.99	11.73

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	2,953	49,083	135,484	314,926

Net asset value per unit: Type IV	$—	—	10.92	11.07	12.33	11.08

Outstanding units (note 2b, 4a, and 5): Type V	—	—	8,422	15,196	109,574	135,138

Net asset value per unit: Type V	$—	—	10.89	11.04	12.30	11.06

Investments in securities, at cost	$857,501	1,094,121	163,417	1,232,730	5,157,489	9,113,745

Shares outstanding	37,581	43,251	16,529	168,415	464,425	900,760

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	The Prudential Series Fund, Inc.		Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc.
	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
Assets
Investments at market value (see cost below; note 2a):	$—	—	285,404	—	194,746	293,578	128,463
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	147	—	—	—

Total assets	—	—	285,404	147	194,746	293,578	128,463

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	42	—	35	39	18
Payable for units withdrawn	—	—	26	—	23	43	15

Total liabilities	—	—	68	—	58	82	33

Net assets attributable to variable deferred annuity contract owners	$—	—	285,336	147	194,688	293,496	128,430

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	20,071	22,542	12,325

Net asset value per unit: Type I	$—	—	—	—	9.70	13.02	10.42

Outstanding units (note 2b, 4a, and 5): Type II	—	—	19,301	—	—	—	—

Net asset value per unit: Type II	$—	—	6.21	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	5,099	—	—	—	—

Net asset value per unit: Type III	$—	—	6.19	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	17,563	13	—	—	—

Net asset value per unit: Type IV	$—	—	7.35	10.92	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	658	—	—	—	—

Net asset value per unit: Type V	$—	—	7.33	—	—	—	—

Investments in securities, at cost	$—	—	287,407	—	226,152	275,372	128,597

Shares outstanding	—	—	26,088	—	17,497	25,798	12,509

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (see cost below; note 2a):	$4,683	112,557	3,793	152,893	37,177
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4f)	—	—	—	—	—
Receivable for units sold	8	—	—	1,057	—

Total assets	4,691	112,557	3,793	153,950	37,177

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	16	1	21	5
Payable for units withdrawn	—	16	1	12	5

Total liabilities	1	32	2	33	10

Net assets attributable to variable deferred annuity contract owners	$4,690	112,525	3,791	153,917	37,167

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	385	617	—	10,527	4,590

Net asset value per unit: Type II	$12.18	10.81	—	9.03	7.69

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	396	—

Net asset value per unit: Type III	$—	—	—	9.01	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	9,801	346	5,959	222

Net asset value per unit: Type IV	$—	10.80	10.95	9.02	7.67

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	170	22

Net asset value per unit: Type V	$—	—	—	9.00	7.65

Investments in securities, at cost	$8,390	96,197	7,524	143,341	36,825

Shares outstanding	660	11,604	292	15,049	1,723

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

(Unaudited)

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period ended June 30, 2003						Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—	—	—
Expenses —Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	4,692	4,050
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	8	—	11	496	1,552	3,536	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	54	38	1,071	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	18	5	363	704	1,156	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	2	—	—	139	354	—	—

Net investment income (expense)	(8)	(20)	(16)	(913)	(2,433)	(6,117)	(4,692)	(4,050)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	4,989	—	(532)	(420)	(21,507)	(60,091)	(109,969)
Unrealized appreciation (depreciation)	241	(5,561)	235	14,302	59,298	110,239	169,018	196,132
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	241	(572)	235	13,770	58,878	88,732	108,927	86,163

Increase (decrease) in net assets from operations	$233	(592)	219	12,857	56,445	82,615	104,235	82,113

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$21,975	—	—	—	—	—	—	2,751
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	6,056	1,753	121	3	—	—	—	8
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	4,027	933	80	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	5,297	753	430	3	—	—	12	1,447
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	2,138	253	—	—	—	—	—	—

Net investment income (expense)	4,455	(3,692)	(631)	(6)	—	—	(12)	1,296

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(36,402)	4,738	(1,357)	20	—	—	1	98
Unrealized appreciation (depreciation)	361,350	68,449	14,993	43	—	—	236	35,202
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	324,948	73,187	13,636	63	—	—	237	35,300

Increase (decrease) in net assets from operations	$329,403	69,495	13,005	57	—	—	225	36,596

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$242	—	6	3	34	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	507	24	17	399	17	24	3
Expenses — Mortality and expense risk charges and administrative expense — Type III (note 4a)	110	—	—	13	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	439	4	1	29	1	100	32
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	98	—	—	—	—	—	4

Net investment income (expense)	(912)	(28)	(12)	(438)	16	(124)	(39)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	4,604	2	3,985	(579)	3,984	4,076	10,229
Unrealized appreciation (depreciation)	21,398	954	(3,983)	7,527	(3,965)	(3,599)	(9,680)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	26,002	956	2	6,948	19	477	549

Increase (decrease) in net assets from operations	$25,090	928	(10)	6,510	35	353	510

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$9,205	25,329	32,384	53,463	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,863	2,554	2,760	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	3,576	86	17
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	301	31	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,156	252	5
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	132	30	—

Net investment income (expense)	5,342	22,775	29,624	48,298	(399)	(22)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(19,692)	(2,820)	(7,851)	(2,610)	(1,789)	459
Unrealized appreciation (depreciation)	63,660	10,670	26,278	34,861	12,394	(304)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	43,968	7,850	18,427	32,251	10,605	155

Increase (decrease) in net assets from operations	$49,310	30,625	48,051	80,549	10,206	133

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$33,849	19,355	4,041	569	4,633	12,582	12,465	2,986
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	11,871	—	9,237	—	3,417	2,335	16,970	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,579	—	1,527	—	—	—	2,147
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	555	—	631	—	—	—	213
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	2,430	—	1,549	—	—	—	4,802
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	1,852	—	119	—	—	—	156

Net investment income (expense)	21,978	8,939	(5,196)	(3,257)	1,216	10,247	(4,505)	(4,332)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(75,283)	(11,706)	(96,551)	(8,846)	(42,186)	(2,390)	(110,690)	(7,282)
Unrealized appreciation (depreciation)	220,726	170,882	262,411	78,135	91,694	23,265	330,913	100,977
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	145,443	159,176	165,860	69,289	49,508	20,875	220,223	93,695

Increase (decrease) in net assets from operations	$167,421	168,115	160,664	66,032	50,724	31,122	215,718	89,363

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	12,229	5,643	4,815	3,652
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	6,705	—	3,943	1
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	1,242	—	2,888
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	650	—	1,106
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	1,400	—	3,435
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	768	—	2,620

Net investment income (expense)	—	5,524	1,583	872	(6,398)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(12,241)	(6,193)	(17,639)	(13,894)
Unrealized appreciation (depreciation)	—	116,293	62,308	84,256	126,569
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	104,052	56,115	66,617	112,675

Increase (decrease) in net assets from operations	$—	109,576	57,698	67,489	106,277

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$86	155	74	161
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	27	—	—	18
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	10	69	5	10
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—

Net investment income (expense)	49	86	69	133

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	4,135	1	4,211	4,042
Unrealized appreciation (depreciation)	(3,148)	1,248	(4,489)	(3,417)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	987	1,249	(278)	625

Increase (decrease) in net assets from operations	$1,036	1,335	(209)	758

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	31,963	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,096	10,988	1,396	5,689	30,008	10,536	2,039	40,876	7	5,399	15,705	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	862	—	6,816	3,390	1,955	—	33,625	9,815	—	3,466	1,994
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	2	—	1,202	1,307	108	—	1,791	790	—	270	461
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	1,263	—	2,043	8,284	737	—	4,003	3,333	—	804	2,137
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	83	—	1,442	5,322	107	2	4,537	972	—	146	591

Net investment income (expense)	(3,096)	(13,198)	(1,396)	(17,192)	(16,348)	(13,443)	(2,041)	(84,832)	(14,917)	(5,399)	(20,391)	(5,183)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	21,780	14,354	(763)	(42,915)	—	(51,728)	4,535	(245,177)	(28,534)	(19,608)	(70,192)	(14,232)
Unrealized appreciation (depreciation)	2,900	55,643	21,568	344,941	3,714	289,518	45,961	1,611,683	126,954	92,432	351,180	79,447
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	24,680	69,997	20,805	302,026	3,714	237,790	50,496	1,366,506	98,420	72,824	280,988	65,215

Increase (decrease) in net assets from operations	$21,584	56,799	19,409	284,834	(12,634)	224,347	48,455	1,281,674	83,503	67,425	260,597	60,032

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	62,209	36,043	11,140	385	9,232	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,207	9,460	—	34,282	—	21,701	—	2,612	—	—	13,318	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	15	—	69	39	—	—	7,569	—	855
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	3,035	—	424	—	434	13	—	311
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	—	7,458	—	32	—	76	217	—	448
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	9,901	—	250	—	194	265	—	74

Net investment income (expense)	(2,207)	(9,460)	—	27,912	15,649	(10,630)	(360)	6,620	(704)	(8,064)	(13,318)	(1,688)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,957)	5,813	—	(71,931)	(8,411)	(168,474)	(1,843)	3,301	(3,171)	(1,816)	(242,668)	(1,050)
Unrealized appreciation (depreciation)	29,978	107,590	—	313,418	189,893	423,201	22,302	8,495	17,283	16,064	459,446	29,652
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	27,021	113,403	—	241,487	181,482	254,727	20,459	11,796	14,112	14,248	216,778	28,602

Increase (decrease) in net assets from operations	$24,814	103,943	—	269,399	197,131	244,097	20,099	18,416	13,408	6,184	203,460	26,914

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$10,521	1,615	—	—	15,451	4,090	345	—	1,169	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	6,988	—	16,378	—	12,318	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	—	198	—	143	947	—	418	812	—	—	1,229
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	—	306	—	85	—	490	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4a)	—	391	—	394	—	2,080	48	—	1,707	44	14
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4a)	—	85	—	80	—	323	—	—	1	—	—

Net investment income (expense)	3,533	635	(16,378)	(702)	2,186	1,197	(121)	(812)	(539)	(44)	(1,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(64,051)	11,414	(264,743)	(3,534)	(264,039)	(4,242)	—	—	1,670	20	191
Unrealized appreciation (depreciation)	118,372	7,403	631,518	32,899	353,199	41,332	(303)	—	42,363	1,708	251
Capital gain distributions	—	—	—	—	—	—	244	—	—	—	—

Net realized and unrealized gain (loss) on investments	54,321	18,817	366,775	29,365	89,160	37,090	(59)	—	44,033	1,728	442

Increase (decrease) in net assets from operations	$57,854	19,452	350,397	28,663	91,346	38,287	(180)	(812)	43,494	1,684	(801)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	3,512	—	—	192	9,367	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	1	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,015	940	593	—	44	2,066	1	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	834	871	337	—	—	434	2	2
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,414	2,279	727	—	3	298	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	2,413	590	7	—	—	136	—	—

Net investment income (expense)	(6,676)	(1,168)	(1,665)	—	145	6,433	(3)	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,163)	19,876	11,884	—	(72)	(1,359)	—	—
Unrealized appreciation (depreciation)	110,424	48,942	30,016	(1)	780	71,754	(110)	(11)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	109,261	68,818	41,900	(1)	708	70,395	(110)	(11)

Increase (decrease) in net assets from operations	$102,585	67,650	40,235	(1)	853	76,828	(113)	(13)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	142,302	4,257	62	5,185	52,909	33,150	—	26,764
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	4,912	—	17,410	7,060	—	—	5,119	—	—	6,117
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	10	—	—	28	1,260	—	7,447	30	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	—	251	—	1,515	1	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	12	—	—	122	3,176	—	10,611	1,070	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	1,355	—	9,094	1	—

Net investment income (expense)	(4,912)	(22)	124,892	(2,803)	(88)	(857)	47,790	4,483	(1,102)	20,647

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(72,762)	10,233	5,519	(64,893)	17	(10,027)	(12,769)	(38,223)	99	(11,585)
Unrealized appreciation (depreciation)	167,194	(9,923)	(18,110)	181,151	3,768	106,502	61,987	398,063	39,971	81,539
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	94,432	310	(12,591)	116,258	3,785	96,475	49,218	359,840	40,070	69,954

Increase (decrease) in net assets from operations	$89,520	288	112,301	113,455	3,697	95,618	97,008	364,323	38,968	90,601

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	2,338	41,536	81,874	137,136
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,194	4,080	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	202	2,668	14,192	24,381
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	142	1,055	2,852	5,808
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	262	3,489	11,587	24,132
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	810	1,343	11,447	12,162

Net investment income (expense)	(2,194)	(4,080)	922	32,981	41,796	70,653

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(119,035)	(89,344)	369	3,810	15,542	22,758
Unrealized appreciation (depreciation)	152,784	169,902	2,898	105,366	225,711	212,158
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	33,749	80,558	3,267	109,176	241,253	234,916

Increase (decrease) in net assets from operations	$31,555	76,478	4,189	142,157	283,049	305,569

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	The Prudential Series Fund, Inc.		Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	—	—	—	—	1,228	2,098	840
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	748	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	232	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	782	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	41	—	—	—	—

Net investment income (expense)	—	—	(1,803)	—	(1,228)	(2,098)	(840)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	(1,522)	13	(5,226)	13,856	(1,902)
Unrealized appreciation (depreciation)	—	—	47,453	—	29,419	15,219	11,028
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	45,931	13	24,193	29,075	9,126

Increase (decrease) in net assets from operations	$—	—	44,128	13	22,965	26,977	8,286

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003			Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	1,992	—	205	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	18	38	—	142	35
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	13	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	575	2	205	3
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	94	—

Net investment income (expense)	(18)	1,379	(2)	(249)	(38)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	4,196	35	3,716	944	536
Unrealized appreciation (depreciation)	(3,707)	16,360	(3,730)	9,462	352
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	489	16,395	(14)	10,406	888

Increase (decrease) in net assets from operations	$471	17,774	(16)	10,157	850

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

(Unaudited)

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period ended June 30, 2003						Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(8)	(20)	(16)	(913)	(2,433)	(6,117)	(4,692)	(4,050)
Net realized gain (loss)	—	4,989	—	(532)	(420)	(21,507)	(60,091)	(109,969)
Unrealized appreciation (depreciation) on investments	241	(5,561)	235	14,302	59,298	110,239	169,018	196,132
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	233	(592)	219	12,857	56,445	82,615	104,235	82,113

From capital transactions:
Net premiums	2,500	27,752	520	6,708	386,883	33,083	34,444	2,234
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—	(21,189)	—
Surrenders	—	—	—	(2,297)	(5,324)	(5,851)	(22,566)	(65,747)
Cost of insurance and administrative expenses (note 4a)	—	—	—	(27)	(25)	(157)	(413)	(307)
Transfers (to) from the Guarantee Account	(1)	169	1,960	5,992	5,882	55,072	(13,548)	(6,789)
Transfers (to) from other subaccounts	—	—	—	480	8,959	(113,411)	(702)	5,939

Increase (decrease) in net assets from capital transactions (note 5)	2,499	27,921	2,480	10,856	396,375	(31,264)	(23,974)	(64,670)

Increase (decrease) in net assets	2,732	27,329	2,699	23,713	452,820	51,351	80,261	17,443
Net assets at beginning of year	—	—	1,469	116,885	151,510	837,925	666,809	596,464

Net assets at end of period	$2,732	27,329	4,168	140,598	604,330	889,276	747,070	613,907

Changes in units (note 5):
Units purchased	253	2,478	240	1,771	63,802	10,204	4,664	1,497
Units redeemed	—	—	—	(310)	(858)	(13,865)	(7,918)	(13,065)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	253	2,478	240	1,461	62,944	(3,661)	(3,254)	(11,568)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	AllianceBernstein Variable Product Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$4,455	(3,692)	(631)	(6)	—	—	(12)	1,296
Net realized gain (loss)	(36,402)	4,738	(1,357)	20	—	—	1	98
Unrealized appreciation (depreciation) on investments	361,350	68,449	14,993	43	—	—	236	35,202
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	329,403	69,495	13,005	57	—	—	225	36,596

From capital transactions:
Net premiums	314,163	319,725	290	5,113	—	—	—	235,752
Transfers (to) from the general account of GE Capital Life:
Death benefits	(127,882)	(251,997)	—	—	—	—	—	—
Surrenders	(52,812)	(13,186)	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(461)	(116)	(7)	—	—	—	—	—
Transfers (to) from the Guarantee Account	175,154	71,943	2,642	146	110	—	2,498	(37)
Transfers (to) from other subaccounts	16,788	(10,923)	7,766	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	324,950	115,446	10,691	5,259	110	—	2,498	235,715

Increase (decrease) in net assets	654,353	184,941	23,696	5,316	110	—	2,723	272,311
Net assets at beginning of year	2,025,977	395,692	77,613	—	—	—	—	—

Net assets at end of period	$2,680,330	580,633	101,309	5,316	110	—	2,723	272,311

Changes in units (note 5):
Units purchased	65,086	74,301	1,373	489	10	—	256	25,237
Units redeemed	(23,365)	(53,184)	(1)	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	41,721	21,117	1,372	489	10	—	256	25,237

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(28)	(912)	(12)	(438)	16	(124)	(39)
Net realized gain (loss)	2	4,604	3,985	(579)	3,984	4,076	10,229
Unrealized appreciation (depreciation) on investments	954	21,398	(3,983)	7,527	(3,965)	(3,599)	(9,680)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	928	25,090	(10)	6,510	35	353	510

From capital transactions:
Net premiums	7,500	36,433	4,260	11,345	4,520	29,642	31,059
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	(42,584)	—	—	—	—	—
Surrenders	—	(9,568)	—	(2,533)	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	(52)	—	(94)	—	—	—
Transfers (to) from the Guarantee Account	1,960	11,212	(2)	17,017	237	80	11,290
Transfers (to) from other subaccounts	—	(1,705)	—	2,929	—	—	(351)

Increase (decrease) in net assets from capital transactions (note 5)	9,460	(6,264)	4,258	28,664	4,757	29,722	41,998

Increase (decrease) in net assets	10,388	18,826	4,248	35,174	4,792	30,075	42,508
Net assets at beginning of year	—	138,411	—	47,404	—	—	—

Net assets at end of period	$10,388	157,237	4,248	82,578	4,792	30,075	42,508

Changes in units (note 5):
Units purchased	960	1,248	427	4,859	478	2,986	3,444
Units redeemed	—	(1,416)	—	(409)	—	—	(29)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	960	(168)	427	4,450	478	2,986	3,415

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,342	22,775	29,624	48,298	(399)	(22)
Net realized gain (loss)	(19,692)	(2,820)	(7,851)	(2,610)	(1,789)	459
Unrealized appreciation (depreciation) on investments	63,660	10,670	26,278	34,861	12,394	(304)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	49,310	30,625	48,051	80,549	10,206	133

From capital transactions:
Net premiums	303	150	300	66,041	40,583	21,848
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—
Surrenders	(38,290)	(821)	(24,473)	(14,526)	—	—
Cost of insurance and administrative expenses (note 4a)	(307)	(225)	(51)	(125)	(8)	—
Transfers (to) from the Guarantee Account	(12,874)	20	8	45,801	39	471
Transfers (to) from other subaccounts	309	(101)	40,179	(39,899)	(7,143)	—

Increase (decrease) in net assets from capital transactions (note 5)	(50,859)	(977)	15,963	57,292	33,471	22,319

Increase (decrease) in net assets	(1,549)	29,648	64,014	137,841	43,677	22,452
Net assets at beginning of year	590,849	374,252	345,733	601,033	38,642	—

Net assets at end of period	$589,300	403,900	409,747	738,874	82,319	22,452

Changes in units (note 5):
Units purchased	79	35	5,483	11,609	5,538	1,990
Units redeemed	(6,581)	(144)	(3,312)	(5,635)	(975)	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(6,502)	(109)	2,171	5,974	4,563	1,990

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$21,978	8,939	(5,196)	(3,257)	1,216	10,247	(4,505)	(4,332)
Net realized gain (loss)	(75,283)	(11,706)	(96,551)	(8,846)	(42,186)	(2,390)	(110,690)	(7,282)
Unrealized appreciation (depreciation) on investments	220,726	170,882	262,411	78,135	91,694	23,265	330,913	100,977
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	167,421	168,115	160,664	66,032	50,724	31,122	215,718	89,363

From capital transactions:
Net premiums	34,352	596,770	563	74,917	—	—	4,478	192,589
Transfers (to) from the general account of GE Capital Life:
Death benefits	(24,984)	(18,930)	—	—	—	(1,798)	—	(5,260)
Surrenders	(81,948)	(38,792)	(39,181)	(5,210)	(21,471)	(2,940)	(205,238)	(8,020)
Cost of insurance and administrative expenses (note 4a)	(741)	(162)	(796)	(149)	(226)	(130)	(1,115)	(198)
Transfers (to) from the Guarantee Account	(42,500)	218,459	(42,643)	80,384	(13,182)	2,901	(97,832)	57,272
Transfers (to) from other subaccounts	65,969	35,524	4,029	1,603	7,482	725	(7,620)	34,744

Increase (decrease) in net assets from capital transactions (note 5)	(49,852)	792,869	(78,028)	151,545	(27,397)	(1,242)	(307,327)	271,127

Increase (decrease) in net assets	117,569	960,984	82,636	217,577	23,327	29,880	(91,609)	360,490
Net assets at beginning of year	1,786,875	1,058,845	1,367,771	421,367	520,109	334,697	2,514,807	826,067

Net assets at end of period	$1,904,444	2,019,829	1,450,407	638,944	543,436	364,577	2,423,198	1,186,557

Changes in units (note 5):
Units purchased	13,445	109,932	660	23,072	1,248	474	445	32,351

Units redeemed	(19,651)	(7,337)	(11,462)	(779)	(4,966)	(621)	(30,948)	(1,540)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(6,206)	102,595	(10,802)	22,293	(3,718)	(147)	(30,503)	30,811

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	5,524	1,583	872	(6,398)
Net realized gain (loss)	—	(12,241)	(6,193)	(17,639)	(13,894)
Unrealized appreciation (depreciation) on investments	—	116,293	62,308	84,256	126,569
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	—	109,576	57,698	67,489	106,277

From capital transactions:
Net premiums	—	180	64,293	8,574	141,357
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	(9,680)
Surrenders	—	(17,373)	(2,803)	(8,106)	(56,884)
Cost of insurance and administrative expenses (note 4a)	—	(392)	(124)	(298)	(124)
Transfers (to) from the Guarantee Account	—	(17,793)	8,160	(13,304)	15,183
Transfers (to) from other subaccounts	—	14,362	(13,256)	1,995	(50,331)

Increase (decrease) in net assets from capital transactions (note 5)	—	(21,016)	56,270	(11,139)	39,521

Increase (decrease) in net assets	—	88,560	113,968	56,350	145,798
Net assets at beginning of year	—	972,628	477,679	568,215	1,346,101

Net assets at end of period	$—	1,061,188	591,647	624,565	1,491,899

Changes in units (note 5):
Units purchased	—	2,013	8,612	2,010	17,043
Units redeemed	—	(4,866)	(1,901)	(4,068)	(12,961)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	(2,853)	6,711	(2,058)	4,082

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$49	86	69	133
Net realized gain (loss)	4,135	1	4,211	4,042
Unrealized appreciation (depreciation) on investments	(3,148)	1,248	(4,489)	(3,417)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	1,036	1,335	(209)	758

From capital transactions:
Net premiums	6,500	—	14,704	5,280
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—
Surrenders	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	5,082	13,839	34	204
Transfers (to) from other subaccounts	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	11,582	13,839	14,738	5,484

Increase (decrease) in net assets	12,618	15,174	14,529	6,242
Net assets at beginning of year	—	—	—	—

Net assets at end of period	$12,618	15,174	14,529	6,242

Changes in units (note 5):
Units purchased	1,149	1,419	1,423	560
Units redeemed	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	1,149	1,419	1,423	560

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,096)	(13,198)	(1,396)	(17,192)	(16,348)	(13,443)	(2,041)	(84,832)	(14,917)	(5,399)	(20,391)	(5,183)
Net realized gain (loss)	21,780	14,354	(763)	(42,915)	—	(51,728)	4,535	(245,177)	(28,534)	(19,608)	(70,192)	(14,232)
Unrealized appreciation (depreciation) on investments	2,900	55,643	21,568	344,941	3,714	289,518	45,961	1,611,683	126,954	92,432	351,180	79,447
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	21,584	56,799	19,409	284,834	(12,634)	224,347	48,455	1,281,674	83,503	67,425	260,597	60,032

From capital transactions:
Net premiums	—	198,756	500	243,795	2,175,515	51,011	6,742	784,381	372,110	35,305	55,603	53,420
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	(103,808)	(973)	(24,644)	—	(18,601)	(88,425)	(30,216)	—	—
Surrenders	(1,244)	(101,063)	(6,661)	(57,402)	(128,190)	(34,139)	(7,786)	(279,433)	(40,144)	(115,005)	(64,828)	(12,851)
Cost of insurance and administrative expenses (note 4a)	(113)	(643)	(83)	(604)	(1,424)	(1,214)	(116)	(2,920)	(168)	(409)	(1,466)	(43)
Transfers (to) from the Guarantee Account	4,829	76,867	2,085	50,576	(1,487,190)	(5,750)	440	330,610	47,084	1,904	(45,330)	65,404
Transfers (to) from other subaccounts	45,803	32,251	(4,823)	17,728	(1,638,375)	(70,669)	170,731	34,671	1,438	12,575	(55,109)	31,742

Increase (decrease) in net assets from capital transactions (note 5)	49,275	206,168	(8,982)	150,285	(1,080,637)	(85,405)	170,011	848,708	291,895	(95,846)	(111,130)	137,672

Increase (decrease) in net assets	70,859	262,967	10,427	435,119	(1,093,271)	138,942	218,466	2,130,382	375,398	(28,421)	149,467	197,704
Net assets at beginning of year	289,069	1,810,819	206,500	2,316,721	6,587,666	1,940,080	266,698	11,420,981	2,023,269	798,492	2,994,162	622,790

Net assets at end of period	$359,928	2,073,786	216,927	2,751,840	5,494,395	2,079,022	485,164	13,551,363	2,398,667	770,071	3,143,629	820,494

Changes in units (note 5):
Units purchased	5,399	34,612	414	36,325	2,103,917	7,868	12,573	152,969	49,888	4,567	7,201	18,371
Units redeemed	(149)	(11,824)	(1,800)	(18,955)	(1,446,443)	(20,818)	(557)	(40,221)	(15,452)	(13,450)	(21,331)	(1,570)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	5,250	22,788	(1,386)	17,370	657,474	(12,950)	12,016	112,748	34,436	(8,883)	(14,130)	16,801

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,207)	(9,460)	—	27,912	15,649	(10,630)	(360)	6,620	(704)	(8,064)	(13,318)	(1,688)
Net realized gain (loss)	(2,957)	5,813	—	(71,931)	(8,411)	(168,474)	(1,843)	3,301	(3,171)	(1,816)	(242,668)	(1,050)
Unrealized appreciation (depreciation) on investments	29,978	107,590	—	313,418	189,893	423,201	22,302	8,495	17,283	16,064	459,446	29,652
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	24,814	103,943	—	269,399	197,131	244,097	20,099	18,416	13,408	6,184	203,460	26,914

From capital transactions:
Net premiums	—	3,704	—	55,627	421,813	1,865	20,701	—	24,394	5,116	8,550	49,669
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	(30,915)	(109,399)	—	(11,209)	—	(4,834)	—	—	—
Surrenders	(589)	(55,454)	—	(90,309)	(71,150)	(85,540)	(1,722)	(88,293)	(241)	(245)	(139,498)	(2,013)
Cost of insurance and administrative expenses (note 4a)	(125)	(397)	—	(1,536)	(575)	(1,476)	(10)	(111)	(19)	(7)	(875)	(29)
Transfers (to) from the Guarantee Account	(90)	(113,233)	—	(76,246)	243,994	(26,539)	(6,151)	(243)	13,941	7,495	(19,731)	17,161
Transfers (to) from other subaccounts	(9,253)	88,365	—	(89,035)	303,162	(42,516)	78,081	52,011	(2,828)	(3,008)	(3,142)	9,592

Increase (decrease) in net assets from capital transactions (note 5)	(10,057)	(77,015)	—	(232,414)	787,845	(154,206)	79,690	(36,636)	30,413	9,351	(154,696)	74,380

Increase (decrease) in net assets	14,757	26,928	—	36,985	984,976	89,891	99,789	(18,220)	43,821	15,535	48,764	101,294
Net assets at beginning of year	316,065	1,407,670	—	5,098,279	3,081,802	3,195,982	167,347	426,292	95,943	76,386	1,917,812	200,426

Net assets at end of period	$330,822	1,434,598	—	5,135,264	4,066,778	3,285,873	267,136	408,072	139,764	91,921	1,966,576	301,720

Changes in units (note 5):
Units purchased	—	7,266	—	4,732	106,506	190	13,628	4,329	5,094	3	1,107	11,909
Units redeemed	(1,164)	(13,257)	—	(24,370)	(19,983)	(15,816)	(2,543)	(7,358)	(1,048)	(2)	(21,155)	(317)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(1,164)	(5,991)	—	(19,638)	86,523	(15,626)	11,085	(3,029)	4,046	1	(20,048)	11,592

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,533	635	(16,378)	(702)	2,186	1,197	(121)	(812)	(539)	(44)	(1,243)
Net realized gain (loss)	(64,051)	11,414	(264,743)	(3,534)	(264,039)	(4,242)	—	—	1,670	20	191
Unrealized appreciation (depreciation) on investments	118,372	7,403	631,518	32,899	353,199	41,332	(303)	—	42,363	1,708	251
Capital gain distributions	—	—	—	—	—	—	244	—	—	—	—

Increase (decrease) in net assets from operations	57,854	19,452	350,397	28,663	91,346	38,287	(180)	(812)	43,494	1,684	(801)

From capital transactions:
Net premiums	1,000	148,486	19,590	46,882	6,688	83,481	21,880	—	302,576	11,503	7,921
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	(114,675)	—	—	—	—	—	—	—	—	—
Surrenders	(29,731)	(1,909)	(48,090)	(7,343)	(64,158)	(10,010)	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(636)	(23)	(1,610)	(33)	(971)	(66)	—	—	—	—	—
Transfers (to) from the Guarantee Account	(8,300)	35,932	(25,504)	10,167	(36,328)	30,699	8,632	812	17,119	9,239	903
Transfers (to) from other subaccounts	12,454	2,896	(27,003)	(10,318)	(75,281)	27,544	—	—	108	140	—

Increase (decrease) in net assets from capital transactions (note 5)	(25,213)	70,707	(82,617)	39,355	(170,050)	131,648	30,512	812	319,803	20,882	8,824

Increase (decrease) in net assets	32,641	90,159	267,780	68,018	(78,704)	169,935	30,332	—	363,297	22,566	8,023
Net assets at beginning of year	1,062,207	115,199	2,356,658	170,318	1,942,343	492,435	—	—	1,544	—	—

Net assets at end of period	$1,094,848	205,358	2,624,438	238,336	1,863,639	662,370	30,332	—	364,841	22,566	8,023

Changes in units (note 5):
Units purchased	1,978	33,819	2,738	9,071	950	21,282	2,865	—	32,203	2,135	738
Units redeemed	(5,604)	(21,862)	(14,174)	(2,778)	(25,164)	(1,512)	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(3,626)	11,957	(11,436)	6,293	(24,214)	19,770	2,865	—	32,203	2,135	738

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,676)	(1,168)	(1,665)	—	145	6,433	(3)	(2)
Net realized gain (loss)	(1,163)	19,876	11,884	—	(72)	(1,359)	—	—
Unrealized appreciation (depreciation) on investments	110,424	48,942	30,016	(1)	780	71,754	(110)	(11)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	102,585	67,650	40,235	(1)	853	76,828	(113)	(13)

From capital transactions:
Net premiums	95,119	314,228	217,433	—	10,040	45,326	17,000	12,000
Transfers (to) from the general account of GE Capital Life:
Death benefits	(94,408)	(231,735)	(85,751)	—	—	—	—	—
Surrenders	(13,857)	(10,488)	(2,617)	—	—	(8,554)	—	—
Cost of insurance and administrative expenses (note 4a)	(59)	(39)	(26)	—	—	(57)	—	—
Transfers (to) from the Guarantee Account	57,585	82,743	34,242	87	241	7,472	(4)	(2)
Transfers (to) from other subaccounts	30,628	18,124	3,885	—	—	(1,556)	9,000	—

Increase (decrease) in net assets from capital transactions (note 5)	75,008	172,833	167,166	87	10,281	42,631	25,996	11,998

Increase (decrease) in net assets	177,593	240,483	207,401	86	11,134	119,459	25,883	11,985
Net assets at beginning of year	741,172	485,810	131,258	—	1,522	339,617	—	—

Net assets at end of period	$918,765	726,293	338,659	86	12,656	459,076	25,883	11,985

Changes in units (note 5):
Units purchased	27,060	62,282	39,110	8	1,034	8,158	2,392	1,101
Units redeemed	(16,137)	(36,428)	(13,502)	—	—	(1,565)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	10,923	25,854	25,608	8	1,034	6,593	2,392	1,101

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,912)	(22)	124,892	(2,803)	(88)	(857)	47,790	4,483	(1,102)	20,647
Net realized gain (loss)	(72,762)	10,233	5,519	(64,893)	17	(10,027)	(12,769)	(38,223)	99	(11,585)
Unrealized appreciation (depreciation) on investments	167,194	(9,923)	(18,110)	181,151	3,768	106,502	61,987	398,063	39,971	81,539
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	89,520	288	112,301	113,455	3,697	95,618	97,008	364,323	38,968	90,601

From capital transactions:
Net premiums	9,492	17,035	—	28,409	43,696	125,971	250	627,757	192,202	303
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	(22,610)	—	(15,567)	—	(4,495)	—	—
Surrenders	(15,877)	—	(312,315)	(25,213)	—	(13,524)	(19,400)	(69,376)	—	(21,697)
Cost of insurance and administrative expenses (note 4a)	(516)	—	(583)	(609)	—	(169)	(147)	(344)	—	(298)
Transfers (to) from the Guarantee Account	5,962	642	(51,386)	(12,178)	15,455	57,465	(3,677)	193,984	12,548	(6,910)
Transfers (to) from other subaccounts	(20,261)	—	78,094	(12,830)	117	65,341	62,152	(136,791)	(13)	(21,819)

Increase (decrease) in net assets from capital transactions (note 5)	(21,200)	17,677	(286,190)	(45,031)	59,268	219,517	39,178	610,735	204,737	(50,421)

Increase (decrease) in net assets	68,320	17,965	(173,889)	68,424	62,965	315,135	136,186	975,058	243,705	40,180
Net assets at beginning of year	720,226	—	2,537,333	1,040,977	—	681,858	731,586	3,192,016	1,508	908,221

Net assets at end of period	$788,546	17,965	2,363,444	1,109,401	62,965	996,993	867,772	4,167,074	245,213	948,401

Changes in units (note 5):
Units purchased	2,179	1,640	6,348	3,364	5,706	33,723	5,406	107,674	22,421	30
Units redeemed	(5,057)	—	(29,587)	(8,642)	—	(3,994)	(2,019)	(27,810)	(1)	(5,029)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(2,878)	1,640	(23,239)	(5,278)	5,706	29,729	3,387	79,864	22,420	(4,999)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,194)	(4,080)	922	32,981	41,796	70,653
Net realized gain (loss)	(119,035)	(89,344)	369	3,810	15,542	22,758
Unrealized appreciation (depreciation) on investments	152,784	169,902	2,898	105,366	225,711	212,158
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	31,555	76,478	4,189	142,157	283,049	305,569

From capital transactions:
Net premiums	562	—	255	169,607	306,054	1,007,491
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	(14,862)	(161,350)	(101,552)
Surrenders	(21,833)	(21,968)	(2,834)	(13,762)	(92,463)	(176,090)
Cost of insurance and administrative expenses (note 4a)	(288)	(282)	(6)	(80)	(207)	(656)
Transfers (to) from the Guarantee Account	(14,924)	(1,556)	156	127,714	96,241	382,329
Transfers (to) from other subaccounts	(9,877)	(49,186)	(2,488)	26,483	493,501	462,627

Increase (decrease) in net assets from capital transactions (note 5)	(46,360)	(72,992)	(4,917)	295,100	641,776	1,574,149

Increase (decrease) in net assets	(14,805)	3,486	(728)	437,257	924,825	1,879,718
Net assets at beginning of year	342,395	613,479	170,497	898,723	4,468,676	7,628,177

Net assets at end of period	$327,590	616,965	169,769	1,335,980	5,393,501	9,507,895

Changes in units (note 5):
Units purchased	85	—	34	30,746	77,094	167,073
Units redeemed	(7,122)	(8,695)	(483)	(2,703)	(21,937)	(25,406)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(7,037)	(8,695)	(449)	28,043	55,157	141,667

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	The Prudential Series Fund, Inc.		Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	(1,803)	—	(1,228)	(2,098)	(840)
Net realized gain (loss)	—	—	(1,522)	13	(5,226)	13,856	(1,902)
Unrealized appreciation (depreciation) on investments	—	—	47,453	—	29,419	15,219	11,028
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	44,128	13	22,965	26,977	8,286

From capital transactions:
Net premiums	—	—	30,619	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—	—
Surrenders	—	—	(4,886)	—	(10,256)	(93,832)	(678)
Cost of insurance and administrative expenses (note 4a)	—	—	(51)	—	(70)	(222)	(63)
Transfers (to) from the Guarantee Account	—	—	13,920	134	(1,205)	(13,215)	(18,926)
Transfers (to) from other subaccounts	—	—	(4,561)	—	(172)	104,203	99

Increase (decrease) in net assets from capital transactions (note 5)	—	—	35,041	134	(11,703)	(3,066)	(19,568)

Increase (decrease) in net assets	—	—	79,169	147	11,262	23,911	(11,282)
Net assets at beginning of year	—	—	206,167	—	183,426	269,585	139,712

Net assets at end of period	$—	—	285,336	147	194,688	293,496	128,430

Changes in units (note 5):
Units purchased	—	—	6,939	13	—	757	10
Units redeemed	—	—	(1,482)	—	(1,433)	(737)	(2,029)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—		5,457	13	(1,433)	20	(2,019)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio Class II Shares
	Period ended June 30, 2003			Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(18)	1,379	(2)	(249)	(38)
Net realized gain (loss)	4,196	35	3,716	944	536
Unrealized appreciation (depreciation) on investments	(3,707)	16,360	(3,730)	9,462	352
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	471	17,774	(16)	10,157	850

From capital transactions:
Net premiums	4,000	94,725	3,766	140,084	24,972
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	(21,105)	—
Surrenders	—	—	—	(83)	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—	—
Transfers (to) from the Guarantee Account	219	26	41	3,315	1,476
Transfers (to) from other subaccounts	—	—	—	1,158	9,869

Increase (decrease) in net assets from capital transactions (note 5)	4,219	94,751	3,807	123,369	36,317

Increase (decrease) in net assets	4,690	112,525	3,791	133,526	37,167
Net assets at beginning of year	—	—	—	20,391	—

Net assets at end of period	$4,690	112,525	3,791	153,917	37,167

Changes in units (note 5):
Units purchased	385	10,418	346	17,011	4,834
Units redeemed	—	—	—	(2,497)	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	385	10,418	346	14,514	4,834

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Capital Life.

GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (“UPL”). UPL later changed its name to General Electric Capital Assurance Company (“GECA”). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life Assurance Company of New York. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (“GEI”). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (“GECC”), which in turn is wholly-owned, directly or indirectly, by General Electric Company (“GE”).

During May 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds	Greenwich Street Series Fund
AIM V.I. Basic Value Fund — Series II Shares	Salomon Brothers Variable Emerging Growth Fund
AllianceBernstein Variable Products Series Fund, Inc.	Class II
Technology Portfolio — Class B	Nations Separate Account Trust
Federated Insurance Series	Nations Marsico Growth Portfolio
Federated Kaufmann Fund II — Service Shares	Nations Marsico International Opportunities Portfolio
Fidelity Variable Insurance Products Fund III (“VIP III”)	Salomon Brothers Variable Series Funds Inc
VIP III Dynamic Capital Appreciation Portfolio —	Salomon Brothers Variable All Cap Fund — Class II
Service Class 2	The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II
Jennison Portfolio — Class II

All designated portfolios described above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are six unit classes included in the Account. Type I units are sold under contract Form P1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. As of June 30, 2003 no units have been issued. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares	$2,500	$7
AIM V.I. Basic Value Fund — Series II Shares	32,893	4,989
AIM V.I. Blue Chip Fund — Series I Shares	2,483	15
AIM V.I. Capital Appreciation Fund — Series I Shares	13,516	3,440
AIM V.I. Growth Fund — Series I Shares	401,998	8,330
AIM V.I. Premier Equity Fund — Series I Shares	144,506	182,210
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares	35,315	64,874
Alger American Small Capitalization Portfolio — Class O Shares	52,612	120,180
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	701,129	371,377
Premier Growth Portfolio — Class B	653,682	547,097
Quasar Portfolio — Class B	13,890	4,027
Technology Portfolio — Class B	5,282	25
American Century Variable Portfolios, Inc.:	—	—
VP Income & Growth Fund — Class I	43	—
VP International Fund — Class I	—	—
VP Ultra Fund — Class I	2,500	11
VP Value Fund — Class I	238,503	1,419
Dreyfus:
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	9,463	26
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	91,579	98,418
Dreyfus Variable Investment Fund — Money Market Portfolio	8,265	4,017
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	31,063	3,096
Eaton Vance Variable Trust:	—	—
VT Floating-Rate Income Fund	8,630	4,017
VT Income Fund of Boston	38,027	8,419
VT Worldwide Health Sciences Fund	52,527	10,556

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	$13,929	$59,208
Federated Capital Income Fund II	25,796	3,955
Federated High Income Bond Fund II — Primary Shares	110,844	65,207
Federated High Income Bond Fund II — Service Shares	300,524	194,682
Federated International Small Company Fund II	43,315	10,230
Federated Kaufmann Fund II — Service Shares	32,412	10,123
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Initial Class	260,609	285,432
VIP Equity-Income Portfolio — Service Class 2	901,789	106,926
VIP Growth Portfolio — Initial Class	34,591	116,318
VIP Growth Portfolio — Service Class 2	210,738	62,935
VIP Overseas Portfolio — Initial Class	49,365	69,506
Fidelity Variable Insurance Products Fund (“VIP II”):
VIP II Asset ManagerSM Portfolio — Initial Class	24,697	15,652
VIP II Contrafund® Portfolio — Initial Class	93,118	405,205
VIP II Contrafund® Portfolio — Service Class 2	375,080	110,414
Fidelity Variable Insurance Products Fund (“VIP III”):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	—
VIP III Growth & Income Portfolio — Initial Class	30,450	45,679
VIP III Growth & Income Portfolio — Service Class 2	92,402	34,379
VIP III Growth Opportunities Portfolio — Initial Class	19,588	29,677
VIP III Mid Cap Portfolio — Service Class 2	244,348	213,847
Franklin Templeton Variable Insurance Products Trust:	—	—
Franklin Large Cap Growth Securities Fund — Class 2 Shares	15,791	4,182
Mutual Shares Securities Fund — Class 2 Shares	14,061	132
Templeton Foreign Securities Fund — Class 2 Shares	19,023	4,211
Templeton Global Asset Allocation Fund — Class 2 Shares	9,706	4,083
GE Investments Funds, Inc.:
Global Income Fund	236,972	192,455
Income Fund	610,153	437,088
International Equity Fund	3,930	14,286
Mid-Cap Value Equity Fund	469,195	336,685
Money Market Fund	3,456,660	4,509,741
Premier Growth Equity Fund	71,175	169,865
Real Estate Securities Fund	201,314	33,149
S&P 500® Index Fund	1,839,399	1,051,191
Small-Cap Value Equity Fund	597,610	326,287
Total Return Fund	61,060	165,372
U.S. Equity Fund	139,032	269,247
Value Equity Fund	236,978	104,763
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund	9,017	21,249
Goldman Sachs Mid Cap Value Fund	145,302	230,859
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Aspen Series:
Balanced Portfolio — Institutional Shares	$158,185	$361,979
Balanced Portfolio — Service Shares	1,114,398	327,873
Capital Appreciation Portfolio — Institutional Shares	109,301	273,593
Capital Appreciation Portfolio — Service Shares	101,960	22,592
Flexible Income Portfolio — Institutional Shares	64,350	94,300
Global Life Sciences Portfolio — Service Shares	46,380	16,650
Global Technology Portfolio — Service Shares	6,642	5,342
Growth Portfolio — Institutional Shares	109,947	279,046
Growth Portfolio — Service Shares	90,568	17,795
International Growth Portfolio — Institutional Shares	40,228	61,815
International Growth Portfolio — Service Shares	303,304	239,314
Mid Cap Growth Portfolio — Institutional Shares	39,046	138,234
Mid Cap Growth Portfolio — Service Shares	62,261	23,575
Worldwide Growth Portfolio — Institutional Shares	82,246	250,471
Worldwide Growth Portfolio — Service Shares	154,924	23,357
J.P. Morgan Series Trust II:
Bond Portfolio	30,109	59
International Opportunities Portfolio	—	—
Mid Cap Value Portfolio	337,487	18,240
Small Company Portfolio	20,976	140
U.S. Large Cap Core Equity Portfolio	7,921	203
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	211,745	142,399
MFS® Investors Trust Series — Service Class Shares	666,525	496,122
MFS® New Discovery Series — Service Class Shares	357,966	192,128
MFS® Strategic Income Series — Service Class Shares	87	—
MFS® Total Return Series — Service Class Shares	14,550	4,118
MFS® Utilities Series — Service Class Shares	71,060	22,887
Nations Separate Account Trust
Nations Marsico Growth Portfolio	26,000	—
Nations Marsico International Opportunities Portfolio	12,000	—
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	22,307	49,212
Oppenheimer Aggressive Growth Fund/VA — Service Shares	27,918	10,257
Oppenheimer Bond Fund/VA	310,390	471,766
Oppenheimer Capital Appreciation Fund/VA	62,301	110,975
Oppenheimer Capital Appreciation Fund/VA — Service Shares	59,482	304
Oppenheimer Global Securities Fund/VA — Service Shares	315,217	98,347
Oppenheimer High Income Fund/VA	177,256	90,575
Oppenheimer Main Street Fund/VA — Service Shares	1,207,674	607,086
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	204,697	1,096
Oppenheimer Multiple Strategies Fund/VA	31,117	60,749
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	12,931	61,503
PBHG Large Cap Growth Portfolio	12,682	89,695

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	$7,005	$11,027
High Yield Portfolio — Administrative Class Shares	437,330	104,591
Long-Term U.S. Government Portfolio — Administrative Class Shares	1,448,088	803,862
Total Return Portfolio — Administrative Class Shares	2,465,974	847,033
The Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	—	—
Jennison 20/20 Focus Portfolio — Class II Shares	—	—
Rydex Variable Trust:
OTC Fund	47,004	13,731
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II	—	13
Salomon Brothers Variable Investors Fund — Class I	173	13,085
Salomon Brothers Variable Strategic Bond Fund — Class I	221,665	226,792
Salomon Brothers Variable Total Return Fund — Class I	10,929	31,327
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares	8,423	4,228
SVS Dreman High Return Equity Portfolio — Class B Shares	96,761	598
SVS Dreman Small Cap Value Portfolio — Class B Shares	7,524	3,716
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	173,135	51,044
Emerging Growth Portfolio — Class II Shares	43,121	6,832

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(4)	Related Party Transactions

(a)  GE Capital Life

The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are now discussed by unit type.

Unit Type	Contract Form Number	Effective	Surrender Charges	Annual Contract Maintenance Charge	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account	Optional Rider Optional Death Benefit — A charge of 0.25% of the contract value is assessed in arrears on the contract anniversary and at the time the contract is surrendered.	Enhanced Payment Rider As a percentage of the daily net assets of the Account
I	P1066	April 1996	6% or less within seven years of any purchase payment	$25 if contract value is $75,000 or less	.15%	1.25%		N/A

II	NY1155	March 2001	6% or less within seven years of any purchase payment	$30 if contract value is $40,000 or less	.15%	1.30%		N/A

III	NY1155	March 2001	6% or less within seven years of any purchase payment	$30 if contract value is $40,000 or less	.15%	1.50%		N/A

IV	NY1155	February 2002	8% or less within nine years of any purchase payment	$30 if contract value is $40,000 or less	.15%	1.30%		.15%

V	NY1155	February 2002	8% or less within nine years of any purchase payment	$30 if contract value $40,000 or less	.15%	1.50%		.15%

(b)  Bonus Credit

For Type IV and V unit contracts, transfers from the general account include approximately $3.9 million of payments in the form of bonus credits for the period ended June 30, 2003.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(c)  Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits are accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities issued by GE Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, .50% for the Income, .50% for the Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, .65% for the Premier Growth Equity Funds, .65 for the Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(f)  Receivable from Affiliate

Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended June 30, 2003 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended June 30, 2003, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying portfolios in which the subaccounts invest.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I	Units	Unit Value	000s
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	91,329	$8.18	$747	1.40%	0.00%	16.00%
Alger American Small Capitalization Portfolio — Class O Shares	100,972	6.08	614	1.40%	0.00%	14.60%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	438	10.81	5	1.40%	4.19%	8.09%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	65,116	9.05	589	1.40%	1.63%	9.61%
Federated Capital Income Fund II	59,485	6.79	404	1.40%	6.77%	8.19%
Federated High Income Bond Fund II — Primary Shares	41,683	9.83	410	1.40%	8.01%	12.40%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	199,418	9.55	1,904	1.40%	1.95%	9.94%
VIP Growth Portfolio — Initial Class	173,286	8.37	1,450	1.40%	0.30%	12.67%
VIP Overseas Portfolio — Initial Class	75,688	7.18	543	1.40%	0.93%	9.59%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	36,312	10.04	365	1.40%	3.68%	9.38%
VIP II Contrafund® Portfolio — Initial Class	236,179	10.26	2,423	1.40%	0.50%	8.82%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	115,472	9.19	1,061	1.40%	1.24%	11.70%
VIP III Growth Opportunities Portfolio — Initial Class	92,803	6.73	625	1.40%	0.83%	12.20%
VIP III Mid Cap Portfolio — Service Class 2	163	11.04	2	1.40%	1.23%	10.43%
GE Investments Funds, Inc.
Global Income Fund	32,165	11.19	360	1.40%	0.00%	4.25%
Income Fund	118,242	12.94	1,530	1.40%	0.00%	3.07%
International Equity Fund	32,137	6.75	217	1.40%	0.00%	9.51%
Mid-Cap Value Equity Fund	86,339	11.25	971	1.40%	0.00%	11.70%
Money Market Fund	273,937	11.27	3,087	1.40%	2.39%	-0.25%
Premier Growth Equity Fund	213,100	7.65	1,630	1.40%	0.00%	12.11%
Real Estate Securities Fund	32,823	14.55	478	1.40%	0.00%	17.37%
S&P 500® Index Fund	776,573	8.34	6,477	1.40%	0.00%	10.78%
Small-Cap Value Equity Fund	1,606	10.79	17	1.40%	0.00%	7.88%
Total Return Fund	68,913	11.17	770	1.40%	0.00%	8.78%
U.S. Equity Fund	252,885	9.65	2,440	1.40%	0.00%	9.22%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	42,251	7.83	331	1.40%	0.00%	7.48%
Goldman Sachs Mid Cap Value Fund	105,641	13.58	1,435	1.40%	0.00%	7.73%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	416,485	12.33	5,135	1.40%	1.24%	5.55%
Capital Appreciation Portfolio — Institutional Shares	311,162	10.56	3,286	1.40%	0.35%	7.96%
Flexible Income Portfolio — Institutional Shares	31,294	13.04	408	1.40%	2.41%	4.99%
Growth Portfolio — Institutional Shares	247,057	7.96	1,967	1.40%	0.00%	10.93%
International Growth Portfolio — Institutional Shares	134,502	8.14	1,095	1.40%	1.03%	5.77%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I	Units	Unit Value	000s
Mid Cap Growth Portfolio — Institutional Shares	310,952	$8.44	$2,624	1.40%	0.00%	15.42%
Worldwide Growth Portfolio — Institutional Shares	234,420	7.95	1,864	1.40%	0.86%	5.89%
MFS® Variable Insurance Trust
MFS® New Discovery Series — Service Class Shares	253	10.83	3	1.40%	0.00%	8.29%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	92,770	8.50	789	1.40%	0.00%	12.93%
Oppenheimer Bond Fund/VA	191,063	12.37	2,363	1.40%	5.58%	4.46%
Oppenheimer Capital Appreciation Fund/VA	111,162	9.98	1,109	1.40%	0.41%	11.60%
Oppenheimer High Income Fund/VA	85,495	10.15	868	1.40%	7.05%	13.95%
Oppenheimer Multiple Strategies Fund/VA	83,781	11.32	948	1.40%	2.99%	10.60%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	44,999	7.28	328	1.40%	0.00%	10.73%
PBHG Large Cap Growth Portfolio	65,218	9.46	617	1.40%	0.00%	13.91%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class Shares	—	10.12	—	1.40%	6.90%	1.20%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	20,071	9.70	195	1.40%	0.00%	13.83%
Salomon Brothers Variable Strategic Bond Fund — Class I	22,542	13.02	293	1.40%	0.00%	8.77%
Salomon Brothers Variable Total Return Fund — Class I	12,325	10.42	128	1.40%	0.00%	7.02%

Type II
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	253	10.79	3	1.45%	0.00%	7.95%
AIM V.I. Basic Value Fund — Series II Shares	—	11.03	—	1.45%	0.00%	10.30%
AIM V.I. Blue Chip Fund — Series I Shares	151	10.67	2	1.45%	0.00%	10.06%
AIM V.I. Capital Appreciation Fund — Series I Shares	10,819	7.35	80	1.45%	0.00%	10.58%
AIM V.I. Growth Fund — Series I Shares	67,134	6.73	452	1.45%	0.00%	13.07%
AIM V.I. Premier Equity Fund — Series I Shares	76,336	6.83	521	1.45%	0.00%	9.62%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	118,445	8.15	965	1.45%	4.19%	14.48%
Premier Growth Portfolio — Class B	54,465	6.57	358	1.45%	0.00%	8.93%
Quasar Portfolio — Class B	2,614	7.31	19	1.45%	0.00%	16.41%
Technology Portfolio — Class B	215	10.87	2	1.45%	0.00%	8.74%
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	—	10.95	—	1.45%	0.00%	11.22%
VP International Fund — Class I	—	10.14	—	1.45%	0.00%	4.20%
VP Ultra Fund — Class I	—	10.67	—	1.45%	0.00%	10.76%
VP Value Fund — Class I	255	10.80	3	1.45%	5.98%	8.63%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II	Units	Unit Value	000s
Dreyfus
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	772	$10.82	$8	1.45%	0.00%	11.00%
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	7,226	11.07	80	1.45%	0.63%	14.95%
Dreyfus Variable Investment Fund — Money Market Portfolio	401	9.95	4	1.45%	1.06%	(0.40)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	10,627	6.61	70	1.45%	0.02%	9.48%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	401	10.03	4	1.45%	5.32%	0.60%
VT Income Fund of Boston	653	10.08	7	1.45%	0.00%	1.26%
VT Worldwide Health Sciences Fund	183	12.46	2	1.45%	0.00%	19.77%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	46,783	10.74	502	1.45%	30.38%	12.12%
Federated International Small Company Fund II	2,830	7.31	21	1.45%	0.00%	14.89%
Federated Kaufmann Fund II — Service Shares	1,327	11.28	15	1.45%	0.00%	12.82%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	147,047	8.28	1,218	1.45%	5.63%	9.75%
VIP Growth Portfolio — Service Class 2	37,961	6.87	261	1.45%	0.45%	12.48%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	41,913	9.14	383	1.45%	1.24%	8.68%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.74	—	1.45%	0.00%	7.41%
VIP III Growth & Income Portfolio — Service Class 2	24,491	8.67	212	1.45%	4.33%	11.51%
VIP III Mid Cap Portfolio — Service Class 2	44,074	9.77	431	1.45%	1.23%	7.99%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	684	10.99	8	1.45%	6.87%	11.58%
Mutual Shares Securities Fund — Class 2 Shares	—	10.71	—	1.45%	7.11%	9.31%
Templeton Foreign Securities Fund — Class 2 Shares	—	10.22	—	1.45%	41.67%	6.81%
Templeton Global Asset Allocation Fund — Class 2 Shares	421	11.16	5	1.45%	16.60%	10.55%
GE Investments Funds, Inc.
Income Fund	17,621	10.97	193	1.45%	0.00%	3.04%
Mid-Cap Value Equity Fund	129,752	9.06	1,176	1.45%	0.00%	11.67%
Money Market Fund	709,073	1.01	716	1.45%	2.39%	(0.27)%
Premier Growth Equity Fund	36,957	8.13	300	1.45%	0.00%	12.08%
Real Estate Securities Fund	1	10.83	—	1.45%	0.00%	8.27%
S&P 500® Index Fund	692,841	7.77	5,383	1.45%	0.00%	10.75%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II	Units	Unit Value	000s
Small-Cap Value Equity Fund	177,015	$9.38	$1,660	1.45%	0.00%	2.86%
Total Return Fund	—	10.49	—	1.45%	0.00%	4.90%
U.S. Equity Fund	66,296	8.03	532	1.45%	0.00%	9.19%
Value Equity Fund	38,513	8.10	312	1.45%	0.00%	8.72%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.45%	0.00%	9.32%
Janus Aspen Series
Balanced Portfolio — Service Shares	134,023	9.41	1,261	1.45%	4.09%	5.34%
Capital Appreciation Portfolio — Service Shares	16,521	7.66	127	1.45%	0.75%	7.84%
Global Life Sciences Portfolio — Service Shares	4,038	7.89	32	1.45%	0.00%	11.46%
Global Technology Portfolio — Service Shares	3,981	5.42	22	1.45%	0.00%	17.40%
Growth Portfolio — Service Shares	26,668	6.49	173	1.45%	0.00%	10.80%
International Growth Portfolio — Service Shares	16,882	6.61	112	1.45%	4.12%	5.57%
Mid Cap Growth Portfolio — Service Shares	24,840	6.42	159	1.45%	0.00%	15.23%
Worldwide Growth Portfolio — Service Shares	34,470	6.61	228	1.45%	3.05%	5.71%
J.P. Morgan Series Trust II
Bond Portfolio	488	10.53	5	1.45%	16.47%	3.30%
International Opportunities Portfolio	14	10.48	—	1.45%	0.00%	6.16%
Mid Cap Value Portfolio	1,168	11.29	13	1.45%	2.07%	11.05%
Small Company Portfolio	635	10.58	7	1.45%	0.00%	10.03%
U.S. Large Cap Core Equity Portfolio	2	10.91	—	1.45%	0.00%	11.15%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	49,660	6.93	344	1.45%	0.00%	12.06%
MFS® Investors Trust Series — Service Class Shares	33,830	7.55	255	1.45%	2.34%	8.01%
MFS® New Discovery Series — Service Class Shares	21,781	7.29	159	1.45%	0.00%	11.81%
MFS® Strategic Income Series — Service Class Shares	—	10.92	—	1.45%	0.00%	6.20%
MFS® Total Return Series — Service Class Shares	1,068	10.67	11	1.45%	11.58%	6.46%
MFS® Utilities Series — Service Class Shares	46,460	7.22	335	1.45%	9.40%	20.09%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	825	10.82	9	1.45%	0.00%	8.22%
Nations Marsico International Opportunities Portfolio	—	10.89	—	1.45%	0.00%	8.91%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	915	10.96	10	1.45%	0.00%	9.55%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	2,384	11.04	26	1.45%	1.24%	11.37%
Oppenheimer Global Securities Fund/VA — Service Shares	31,993	7.97	255	1.45%	2.69%	10.80%
Oppenheimer Main Street Fund/VA — Service Shares	135,696	8.04	1,091	1.45%	3.66%	9.36%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II	Units	Unit Value	000s
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	719	$10.87	$8	1.45%	0.00%	15.31%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	2,496	11.33	28	1.45%	5.45%	2.64%
High Yield Portfolio — Administrative Class Shares	43,526	11.15	485	1.45%	15.03%	14.04%
Long-Term U.S. Government Portfolio — Administrative Class Shares	159,469	13.05	2,081	1.45%	6.38%	5.50%
Total Return Portfolio — Administrative Class Shares	318,619	11.78	3,753	1.45%	6.90%	3.74%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II	—	10.56	—	1.45%	0.00%	5.62%
Jennison Portfolio — Class II	—	10.56	—	1.45%	0.00%	5.55%
Rydex Variable Trust
OTC Fund	19,301	6.21	120	1.45%	0.00%	20.01%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	10.92	—	1.45%	0.00%	9.19%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	385	12.18	5	1.45%	0.00%	17.09%
SVS Dreman High Return Equity Portfolio — Class B Shares	617	10.81	7	1.45%	10.21%	12.45%
SVS Dreman Small Cap Value Portfolio — Class B Shares	—	10.96	—	1.45%	0.00%	13.96%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	10,527	9.03	95	1.45%	1.39%	12.26%
Emerging Growth Portfolio — Class II Shares	4,589	7.69	35	1.45%	0.00%	6.91%

Type III
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	—	10.77	—	1.65%	0.00%	7.84%
AIM V.I. Basic Value Fund — Series II Shares	—	11.03	—	1.65%	0.00%	10.26%
AIM V.I. Blue Chip Fund — Series I Shares	—	10.66	—	1.65%	0.00%	9.95%
AIM V.I. Capital Appreciation Fund — Series I Shares	1,006	7.32	7	1.65%	0.00%	10.47%
AIM V.I. Growth Fund — Series I Shares	751	6.70	5	1.65%	0.00%	12.96%
AIM V.I. Premier Equity Fund — Series I Shares	20,897	6.80	142	1.65%	0.00%	9.51%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	59,472	8.11	482	1.65%	4.19%	14.36%
Premier Growth Portfolio — Class B	7,196	6.54	47	1.65%	0.00%	8.82%
Quasar Portfolio — Class B	1,529	7.28	11	1.65%	0.00%	16.29%
Technology Portfolio — Class B	—	10.87	—	1.65%	0.00%	8.70%
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	—	10.93	—	1.65%	0.00%	11.11%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III	Units	Unit Value	000s
VP International Fund — Class I	—	$10.12	$—	1.65%	0.00%	4.09%
VP Ultra Fund — Class I	—	10.65	—	1.65%	0.00%	10.65%
VP Value Fund — Class I	—	10.78	—	1.65%	5.98%	8.53%
Dreyfus
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	—	10.81	—	1.65%	0.00%	10.89%
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	134	11.02	1	1.65%	0.63%	14.84%
Dreyfus Variable Investment Fund — Money Market Portfolio	—	9.94	—	1.65%	1.06%	(0.50)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	518	6.58	3	1.65%	0.02%	9.37%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	10.01	—	1.65%	5.32%	0.49%
VT Income Fund of Boston	—	10.07	—	1.65%	0.00%	1.16%
VT Worldwide Health Sciences Fund	—	12.44	—	1.65%	0.00%	19.65%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	3,555	10.70	38	1.65%	30.38%	12.00%
Federated International Small Company Fund II	1,210	7.28	9	1.65%	0.00%	14.77%
Federated Kaufmann Fund II — Service Shares	—	11.28	—	1.65%	0.00%	12.78%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	10,945	8.24	90	1.65%	5.63%	9.64%
VIP Growth Portfolio — Service Class 2	12,600	6.84	86	1.65%	0.45%	12.37%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	3,154	9.10	29	1.65%	1.24%	8.57%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.74	—	1.65%	0.00%	7.37%
VIP III Growth & Income Portfolio — Service Class 2	9,938	8.63	86	1.65%	4.33%	11.39%
VIP III Mid Cap Portfolio — Service Class 2	18,212	9.73	177	1.65%	1.23%	7.88%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	—	10.97	—	1.65%	6.87%	11.47%
Mutual Shares Securities Fund — Class 2 Shares	—	10.69	—	1.65%	7.11%	9.20%
Templeton Foreign Securities Fund — Class 2 Shares	—	10.21	—	1.65%	41.67%	6.70%
Templeton Global Asset Allocation Fund — Class 2 Shares	—	11.14	—	1.65%	16.60%	10.44%
GE Investments Funds, Inc.
Global Income Fund	9,669	9.02	87	1.65%	0.00%	11.56%
Income Fund	118	10.95	1	1.65%	0.00%	2.94%
International Equity Fund	9,669	9.02	87	1.65%	0.00%	11.56%
Mid-Cap Value Equity Fund	9,669	9.02	87	1.65%	0.00%	11.56%
Money Market Fund	87,079	1.00	87	1.65%	2.39%	(0.37)%
Premier Growth Equity Fund	1,796	8.09	15	1.65%	0.00%	11.97%
Real Estate Securities Fund	—	10.82	—	1.65%	0.00%	8.23%
S&P 500® Index Fund	28,464	7.74	220	1.65%	0.00%	10.64%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III	Units	Unit Value	000s
Small-Cap Value Equity Fund	8,883	$9.34	$83	1.65%	0.00%	2.75%
Total Return Fund	—	10.49	—	1.65%	0.00%	4.86%
U.S. Equity Fund	4,223	8.00	34	1.65%	0.00%	9.08%
Value Equity Fund	7,319	8.06	59	1.65%	0.00%	8.61%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.65%	0.00%	9.28%
Janus Aspen Series
Balanced Portfolio — Service Shares	34,609	9.37	324	1.65%	4.09%	5.24%
Capital Appreciation Portfolio — Service Shares	12,234	7.63	93	1.65%	0.75%	7.73%
Global Life Sciences Portfolio — Service Shares	8,378	7.85	66	1.65%	0.00%	11.35%
Global Technology Portfolio — Service Shares	332	5.40	2	1.65%	0.00%	17.29%
Growth Portfolio — Service Shares	6,886	6.46	44	1.65%	0.00%	10.69%
International Growth Portfolio — Service Shares	733	6.58	5	1.65%	4.12%	5.46%
Mid Cap Growth Portfolio — Service Shares	1,988	6.40	13	1.65%	0.00%	15.12%
Worldwide Growth Portfolio — Service Shares	9,393	6.58	62	1.65%	3.05%	5.61%
J.P. Morgan Series Trust II
Bond Portfolio	—	10.51	—	1.65%	16.47%	3.20%
International Opportunities Portfolio	—	10.47	—	1.65%	0.00%	6.06%
Mid Cap Value Portfolio	—	11.27	—	1.65%	2.07%	10.94%
Small Company Portfolio	—	10.56	—	1.65%	0.00%	9.92%
U.S. Large Cap Core Equity Portfolio	—	10.89	—	1.65%	0.00%	11.03%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	5,344	6.90	37	1.65%	0.00%	11.95%
MFS® Investors Trust Series — Service Class Shares	5,562	7.52	42	1.65%	2.34%	7.90%
MFS® New Discovery Series — Service Class Shares	3,301	7.26	24	1.65%	0.00%	11.70%
MFS® Strategic Income Series — Service Class Shares	—	10.90	—	1.65%	0.00%	6.09%
MFS® Total Return Series — Service Class Shares	—	10.66	—	1.65%	11.58%	6.35%
MFS® Utilities Series — Service Class Shares	7,703	7.19	55	1.65%	9.40%	19.97%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	1,567	10.82	17	1.65%	0.00%	8.18%
Nations Marsico International Opportunities Portfolio	1,101	10.89	12	1.65%	0.00%	8.87%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	—	10.95	—	1.65%	0.00%	9.52%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	11.02	—	1.65%	1.24%	11.26%
Oppenheimer Global Securities Fund/VA — Service Shares	5,078	7.94	40	1.65%	2.69%	10.69%
Oppenheimer Main Street Fund/VA — Service Shares	25,338	8.01	203	1.65%	3.66%	9.25%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	919	10.85	10	1.65%	0.00%	15.19%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	1,554	11.28	18	1.65%	5.45%	2.53%
High Yield Portfolio — Administrative Class Shares	12,572	11.10	140	1.65%	15.03%	13.92%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III	Units	Unit Value	000s
Long-Term U.S. Government Portfolio — Administrative Class Shares	22,645	$12.99	$294	1.65%	6.38%	5.40%
Total Return Portfolio — Administrative Class Shares	65,692	11.73	771	1.65%	6.90%	3.63%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II	—	10.56	—	1.65%	0.00%	5.59%
Jennison Portfolio — Class II	—	10.55	—	1.65%	0.00%	5.52%
Rydex Variable Trust
OTC Fund	5,100	6.19	32	1.65%	0.00%	19.89%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	10.91	—	1.65%	0.00%	9.15%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	—	12.16	—	1.65%	0.00%	16.97%
SVS Dreman High Return Equity Portfolio — Class B Shares	—	10.80	—	1.65%	10.21%	12.34%
SVS Dreman Small Cap Value Portfolio — Class B Shares	—	10.94	—	1.65%	0.00%	13.84%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	396	9.01	4	1.65%	1.39%	12.14%
Emerging Growth Portfolio — Class II Shares	—	7.67	—	1.65%	0.00%	6.80%

Type IV
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	—	10.77	—	1.60%	0.00%	7.87%
AIM V.I. Basic Value Fund — Series II Shares	2,369	11.03	26	1.60%	0.00%	10.27%
AIM V.I. Blue Chip Fund — Series I Shares	239	10.66	3	1.60%	0.00%	9.97%
AIM V.I. Capital Appreciation Fund — Series I Shares	6,575	8.17	54	1.60%	0.00%	10.49%
AIM V.I. Growth Fund – Series I Shares	16,240	7.79	127	1.60%	0.00%	12.99%
AIM V.I. Premier Equity Fund — Series I Shares	23,764	7.68	183	1.60%	0.00%	9.54%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	106,206	8.65	919	1.60%	4.19%	14.39%
Premier Growth Portfolio — Class B	17,177	7.76	133	1.60%	0.00%	8.84%
Quasar Portfolio — Class B	9,008	7.89	71	1.60%	0.00%	16.32%
Technology Portfolio — Class B	259	10.87	3	1.60%	0.00%	8.71%
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	10	10.93	—	1.60%	0.00%	11.13%
VP International Fund — Class I	—	10.13	—	1.60%	0.00%	4.12%
VP Ultra Fund — Class I	256	10.66	3	1.60%	0.00%	10.68%
VP Value Fund — Class I	24,982	10.79	270	1.60%	5.98%	8.55%
Dreyfus
Dreyfus Investment Portfolios – MidCap Stock Portfolio — Initial Shares	188	10.81	2	1.60%	0.00%	10.91%
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	6,118	10.31	63	1.60%	0.63%	14.86%
Dreyfus Variable Investment Fund — Money Market Portfolio	26	9.94	—	1.60%	1.06%	(0.47)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV	Units	Unit Value	000s
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	1,153	$7.74	$9	1.60%	0.02%	9.39%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	77	10.02	1	1.60%	5.32%	0.52%
VT Income Fund of Boston	2,333	10.07	23	1.60%	0.00%	1.19%
VT Worldwide Health Sciences Fund	2,428	12.45	30	1.60%	0.00%	19.68%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	15,987	10.98	176	1.60%	30.38%	12.03%
Federated International Small Company Fund II	5,385	9.09	49	1.60%	0.00%	14.80%
Federated Kaufmann Fund II — Service Shares	664	11.28	7	1.60%	0.00%	12.79%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	49,561	8.61	427	1.60%	5.63%	9.67%
VIP Growth Portfolio — Service Class 2	36,053	7.65	276	1.60%	0.45%	12.40%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	79,462	9.54	758	1.60%	1.24%	8.59%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.74	—	1.60%	0.00%	7.38%
VIP III Growth & Income Portfolio — Service Class 2	21,899	9.08	199	1.60%	4.33%	11.42%
VIP III Mid Cap Portfolio — Service Class 2	57,739	9.47	547	1.60%	1.23%	7.91%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	465	10.98	5	1.60%	6.87%	11.50%
Mutual Shares Securities Fund — Class 2 Shares	1,419	10.69	15	1.60%	7.11%	9.23%
Templeton Foreign Securities Fund — Class 2 Shares	1,423	10.21	15	1.60%	41.67%	6.73%
Templeton Global Asset Allocation Fund — Class 2 Shares	138	11.15	2	1.60%	16.60%	10.47%
GE Investments Funds, Inc.
Global Income Fund	29,367	10.95	322	1.60%	0.00%	2.96%
Income Fund	29,367	10.95	322	1.60%	0.00%	2.96%
International Equity Fund	29,367	10.95	322	1.60%	0.00%	2.96%
Mid-Cap Value Equity Fund	29,367	10.95	322	1.60%	0.00%	2.96%
Money Market Fund	925,886	0.99	917	1.60%	2.39%	(0.35)%
Premier Growth Equity Fund	13,391	8.51	114	1.60%	0.00%	12.00%
Real Estate Securities Fund	61	10.82	1	1.60%	0.00%	8.24%
S&P 500® Index Fund	99,102	8.34	827	1.60%	0.00%	10.67%
Small-Cap Value Equity Fund	58,864	8.64	509	1.60%	0.00%	2.78%
Total Return Fund	30	10.49	—	1.60%	0.00%	4.87%
U.S. Equity Fund	14,561	8.50	124	1.60%	0.00%	9.10%
Value Equity Fund	43,269	8.56	370	1.60%	0.00%	8.64%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.60%	0.00%	9.29%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

-		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV	Units	Unit Value	000s
Janus Aspen Series
Balanced Portfolio — Service Shares	133,098	$9.57	$1,274	1.60%	4.09%	5.26%
Capital Appreciation Portfolio — Service Shares	2,359	9.08	21	1.60%	0.75%	7.76%
Global Life Sciences Portfolio — Service Shares	2,487	8.45	21	1.60%	0.00%	11.38%
Global Technology Portfolio — Service Shares	4,798	6.99	34	1.60%	0.00%	17.32%
Growth Portfolio — Service Shares	9,296	7.84	73	1.60%	0.00%	10.71%
International Growth Portfolio — Service Shares	9,221	7.74	71	1.60%	4.12%	5.49%
Mid Cap Growth Portfolio — Service Shares	6,286	8.92	56	1.60%	0.00%	15.15%
Worldwide Growth Portfolio — Service Shares	42,498	7.75	329	1.60%	3.05%	5.63%
J.P. Morgan Series Trust II
Bond Portfolio	2,377	10.52	25	1.60%	16.47%	3.22%
International Opportunities Portfolio	—	10.47	—	1.60%	0.00%	6.08%
Mid Cap Value Portfolio	31,156	11.27	351	1.60%	2.07%	10.96%
Small Company Portfolio	1,500	10.56	16	1.60%	0.00%	9.95%
U.S. Large Cap Core Equity Portfolio	736	10.90	8	1.60%	0.00%	11.06%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	28,766	8.11	233	1.60%	0.00%	11.98%
MFS® Investors Trust Series — Service Class Shares	41,866	8.31	348	1.60%	2.34%	7.93%
MFS® New Discovery Series — Service Class Shares	19,882	7.64	152	1.60%	0.00%	11.72%
MFS® Strategic Income Series — Service Class Shares	8	10.91	—	1.60%	0.00%	6.12%
MFS® Total Return Series — Service Class Shares	118	10.66	1	1.60%	11.58%	6.38%
MFS® Utilities Series — Service Class Shares	5,119	9.58	49	1.60%	9.40%	20.00%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	—	10.82	—	1.60%	0.00%	8.19%
Nations Marsico International Opportunities Portfolio	—	10.89	—	1.60%	0.00%	8.88%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	709	10.95	8	1.60%	0.00%	9.53%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	3,323	11.03	37	1.60%	1.24%	11.29%
Oppenheimer Global Securities Fund/VA — Service Shares	64,041	8.29	531	1.60%	2.69%	10.72%
Oppenheimer Main Street Fund/VA — Service Shares	202,878	8.56	1,737	1.60%	3.66%	9.28%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	20,841	10.86	226	1.60%	0.00%	15.22%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	2,953	10.92	32	1.60%	5.45%	2.56%
High Yield Portfolio — Administrative Class Shares	49,083	11.07	543	1.60%	15.03%	13.95%
Long-Term U.S. Government Portfolio — Administrative Class Shares	135,484	12.33	1,671	1.60%	6.38%	5.42%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV	Units	Unit Value	000s
Total Return Portfolio — Administrative Class Shares	314,926	$11.08	$3,489	1.60%	6.90%	3.66%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II	—	10.56	—	1.60%	0.00%	5.60%
Jennison Portfolio — Class II	—	10.55	—	1.60%	0.00%	5.52%
Rydex Variable Trust
OTC Fund	17,563	7.35	129	1.60%	0.00%	19.92%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	13	10.92	—	1.60%	0.00%	9.16%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	—	12.17	—	1.60%	0.00%	17.00%
SVS Dreman High Return Equity Portfolio — Class B Shares	9,801	10.80	106	1.60%	10.21%	12.37%
SVS Dreman Small Cap Value Portfolio — Class B Shares	346	10.95	4	1.60%	0.00%	13.87%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	5,959	9.02	54	1.60%	1.39%	12.17%
Emerging Growth Portfolio — Class II Shares	222	7.67	2	1.60%	0.00%	6.83%

Type V
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	—	10.76	—	1.80%	0.00%	7.76%
AIM V.I. Basic Value Fund — Series II Shares	109	11.02	1	1.80%	0.00%	10.24%
AIM V.I. Blue Chip Fund — Series I Shares	—	10.64	—	1.80%	0.00%	9.86%
AIM V.I. Capital Appreciation Fund — Series I Shares	—	8.15	—	1.80%	0.00%	10.38%
AIM V.I. Growth Fund — Series I Shares	2,699	7.77	21	1.80%	0.00%	12.87%
AIM V.I. Premier Equity Fund — Series I Shares	5,651	7.66	43	1.80%	0.00%	9.43%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	35,837	8.63	309	1.80%	4.19%	14.28%
Premier Growth Portfolio — Class B	5,483	7.74	42	1.80%	0.00%	8.73%
Quasar Portfolio — Class B	—	7.86	—	1.80%	0.00%	16.21%
Technology Portfolio — Class B	15	10.87	—	1.80%	0.00%	8.67%
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	—	10.92	—	1.80%	0.00%	11.02%
VP International Fund — Class I	—	10.11	—	1.80%	0.00%	4.01%
VP Ultra Fund — Class I	—	10.64	—	1.80%	0.00%	10.56%
VP Value Fund — Class I	—	10.77	—	1.80%	5.98%	8.44%
Dreyfus
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	—	10.79	—	1.80%	0.00%	10.80%
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	1,233	10.29	13	1.80%	0.63%	14.75%
Dreyfus Variable Investment Fund — Money Market Portfolio	—	9.92	—	1.80%	1.06%	(0.57)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V	Units	Unit Value	000s
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	—	$7.72	$—	1.80%	0.02%	9.28%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	10.00	—	1.80%	5.32%	0.42%
VT Income Fund of Boston	—	10.05	—	1.80%	0.00%	1.09%
VT Worldwide Health Sciences Fund	805	12.43	10	1.80%	0.00%	19.56%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	2,087	10.95	23	1.80%	30.38%	11.92%
Federated International Small Company Fund II	427	9.06	4	1.80%	0.00%	14.68%
Federated Kaufmann Fund II — Service Shares	—	11.28	—	1.80%	0.00%	12.75%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	33,220	8.59	285	1.80%	5.63%	9.56%
VIP Growth Portfolio – Service Class 2	2,118	7.63	16	1.80%	0.45%	12.28%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	1,757	9.51	17	1.80%	1.24%	8.49%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.73	—	1.80%	0.00%	7.35%
VIP III Growth & Income Portfolio — Service Class 2	10,465	9.05	95	1.80%	4.33%	11.31%
VIP III Mid Cap Portfolio — Service Class 2	35,542	9.44	336	1.80%	1.23%	7.80%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	—	10.96	—	1.80%	6.87%	11.39%
Mutual Shares Securities Fund — Class 2 Shares	—	10.67	—	1.80%	7.11%	9.12%
Templeton Foreign Securities Fund — Class 2 Shares	—	10.19	—	1.80%	41.67%	6.62%
Templeton Global Asset Allocation Fund — Class 2 Shares	—	11.13	—	1.80%	16.60%	10.36%
GE Investments Funds, Inc.
Money Market Fund	694,197	0.99	687	1.80%	2.39%	(0.45)%
Premier Growth Equity Fund	2,340	8.49	20	1.80%	0.00%	11.89%
Real Estate Securities Fund	640	10.82	7	1.80%	0.00%	8.20%
S&P 500® Index Fund	77,469	8.32	645	1.80%	0.00%	10.56%
Small-Cap Value Equity Fund	15,011	8.62	129	1.80%	0.00%	2.67%
Total Return Fund	—	10.48	—	1.80%	0.00%	4.83%
U.S. Equity Fund	1,580	8.47	13	1.80%	0.00%	8.99%
Value Equity Fund	9,270	8.54	79	1.80%	0.00%	8.53%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.80%	0.00%	9.25%
Janus Aspen Series
Balanced Portfolio — Service Shares	126,712	9.54	1,209	1.80%	4.09%	5.16%
Capital Appreciation Portfolio — Service Shares	2,852	9.06	26	1.80%	0.75%	7.65%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V	Units	Unit Value	000s
Global Life Sciences Portfolio — Service Shares	2,505	$8.43	$21	1.80%	0.00%	11.26%
Global Technology Portfolio — Service Shares	4,921	6.97	34	1.80%	0.00%	17.20%
Growth Portfolio — Service Shares	1,421	7.82	11	1.80%	0.00%	10.60%
International Growth Portfolio — Service Shares	2,277	7.72	18	1.80%	4.12%	5.38%
Mid Cap Growth Portfolio — Service Shares	1,122	8.89	10	1.80%	0.00%	15.03%
Worldwide Growth Portfolio — Service Shares	5,607	7.73	43	1.80%	3.05%	5.53%
J.P. Morgan Series Trust II
Bond Portfolio	—	10.50	—	1.80%	16.47%	3.12%
International Opportunities Portfolio	—	10.45	—	1.80%	0.00%	5.98%
Mid Cap Value Portfolio	31	11.25	—	1.80%	2.07%	10.85%
Small Company Portfolio	—	10.55	—	1.80%	0.00%	9.84%
U.S. Large Cap Core Equity Portfolio	—	10.88	—	1.80%	0.00%	10.95%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	37,680	8.08	304	1.80%	0.00%	11.86%
MFS® Investors Trust Series — Service Class Shares	9,800	8.28	81	1.80%	2.34%	7.82%
MFS® New Discovery Series — Service Class Shares	167	7.61	1	1.80%	0.00%	11.61%
MFS® Strategic Income Series — Service Class Shares	—	10.89	—	1.80%	0.00%	6.01%
MFS® Total Return Series — Service Class Shares	—	10.64	—	1.80%	11.58%	6.27%
MFS® Utilities Series — Service Class Shares	2,009	9.56	19	1.80%	9.40%	19.88%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	—	10.82	—	1.80%	0.00%	8.15%
Nations Marsico International Opportunities Portfolio	—	10.88	—	1.80%	0.00%	8.85%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	15	10.95	—	1.80%	0.00%	9.49%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	11.01	—	1.80%	1.24%	11.18%
Oppenheimer Global Securities Fund/VA — Service Shares	20,652	8.27	171	1.80%	2.69%	10.61%
Oppenheimer Main Street Fund/VA — Service Shares	133,234	8.53	1,136	1.80%	3.66%	9.16%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	101	10.84	1	1.80%	0.00%	15.11%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	8,422	10.89	92	1.80%	5.45%	2.46%
High Yield Portfolio — Administrative Class Shares	15,196	11.04	168	1.80%	15.03%	13.84%
Long-Term U.S. Government Portfolio —Administrative Class Shares	109,574	12.30	1,348	1.80%	6.38%	5.32%
Total Return Portfolio — Administrative Class Shares	135,138	11.06	1,495	1.80%	6.90%	3.55%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V	Units	Unit Value	000s
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II	—	$10.56	$—	1.80%	0.00%	5.56%
Jennison Portfolio — Class II	—	10.55	—	1.80%	0.00%	5.49%
Rydex Variable Trust
OTC Fund	658	7.33	5	1.80%	0.00%	19.80%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	10.91	—	1.80%	0.00%	9.12%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	—	12.15	—	1.80%	0.00%	16.88%
SVS Dreman High Return Equity Portfolio — Class B Shares	—	10.78	—	1.80%	10.21%	12.25%
SVS Dreman Small Cap Value Portfolio — Class B Shares	—	10.93	—	1.80%	0.00%	13.76%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	170	9.00	2	1.80%	1.39%	12.06%
Emerging Growth Portfolio — Class II Shares	22	7.65	—	1.80%	0.00%	6.72%